SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-6

                                                     Registration Nos. 333-45343
                                                                       811-08625

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]
  Pre-Effective Amendment No.                                [ ]
  Post-Effective Amendment No. 9                             [X]
                                     And/or

REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940      [ ]
  Amendment No. 4                                            [X]

         LIFE INSURANCE SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
             ------------------------------------------------------
                           (Exact Name of Registrant)

                           USAA LIFE INSURANCE COMPANY
             ------------------------------------------------------
                               (Name of Depositor)

         9800 Fredericksburg Road
         San Antonio, Texas   78288-4501
         (Address of Depositor's Principal Executive Offices)(Zip Code)


         Depositor's Telephone Number:  (210) 498-8000

Name and Address of Agent for Service:         Please send copies of all communications to:
    Marl S. Howard , Esq.                       Diane E. Ambler, Esq.
    USAA Life Insurance Company                 Kirkpatrick & Lockhart Nicholson
    9800 Fredericksburg Road                       Graham LLP
    San Antonio, Texas  78288-4501              1800 Massachusetts Ave, NW
                                                Washington. D.C. 20036


It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on April 29, 2005 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[X] on April 29, 2005 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title and Amount of Securities Being Registered:
     An Indefinite Amount of Interests in the Life Insurance Separate Account of USAA Life Insurance Company Under Variable Universal Life Insurance Policies.

                    VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                                   PROSPECTUS

                                   MAY 1, 2005

Offered by:  USAA LIFE INSURANCE COMPANY

             Telephone:  Toll-Free 1-800-531-2923

This prospectus describes a Variable Universal Life Insurance Policy (Policy) that we are offering, through our Life Insurance Separate Account, to individual members of the United Services Automobile Association (USAA), the parent company of the USAA Group of Companies, as well as to the general public.

The Policy offers:

o    Life insurance protection guaranteed by USAA Life Insurance Company (USAA
     Life) (See Payment of Policy Benefits.)

o    Flexible premium payments (See Premium Payments.)

o 18 investment options (See Investment Options and the Fund prospectuses for a description of the Funds)


    USAA LIFE INVESTMENT TRUST                 FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    USAA Life Growth and Income Fund           Fidelity VIP Contrafund(R) Portfolio, Initial Class
    USAA Life Aggressive Growth Fund           Fidelity VIP Equity-Income Portfolio, Initial Class
    USAA Life World Growth Fund                Fidelity VIPs Dynamic Capital Appreciation Portfolio, initial class
    USAA Life Diversified Assets Fund
    USAA Life Income Fund

    VANGUARD(R) VARIABLE INSURANCE FUND        SCUDDER VARIABLE SERIES I
    Vanguard Diversified Value Portfolio       Scudder VS I Capital Growth Portfolio, Class A Shares
    Vanguard Equity Index Portfolio
    Vanguard Mid-Cap Index Portfolio           THE ALGER AMERICAN FUND
    Vanguard Small Company Growth Portfolio    Alger American Growth Portfolio, Class O Shares
    Vanguard International Portfolio
    Vanguard REIT Index Portfolio
    Vanguard High Yield Bond Portfolio
    Vanguard Money Market Portfolio

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. YOUR PROSPECTUS AND POLICY MAY REFLECT VARIATIONS REQUIRED BY THE LAWS OF YOUR STATE. DEFINED TERMS USED IN THIS PROSPECTUS APPEAR AT THE END OF THIS BOOKLET. FOR MORE INFORMATION, REQUEST A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION
(SAI), DATED MAY 1, 2005. THE TABLE OF CONTENTS OF THE SAI APPEARS ON PAGE 37 OF THIS PROSPECTUS.

FREE COPIES OF THE PROSPECTUS, ANNUAL REPORT OR SEMI-ANNUAL REPORT FOR EACH OF THE FUNDS ARE AVAILABLE BY CALLING 1-800-531-2923.

IMPORTANT NOTICES:

o THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

o YOU MAY CANCEL THE POLICY WITHIN 10 DAYS AFTER RECEIVING IT, OR SUCH LONGER PERIOD AS THE LAWS OF YOUR STATE MAY REQUIRE.

NOT FDIC INSURED               MAY LOSE VALUE               NO BANK GUARANTEE

                                 VUL Policy - 1

-----------------
TABLE OF CONTENTS
-----------------
POLICY SUMMARY.................................................................3
   POLICY BENEFITS.............................................................3
   ---------------
      TYPE OF LIFE INSURANCE...................................................3
      PURCHASING A POLICY......................................................3
      INSURANCE  PROTECTION OFFERED BY THE POLICY..............................3
      PERSONALIZED ILLUSTRATIONS...............................................3
      FREE LOOK/RIGHT TO EXAMINE...............................................3
      FLEXIBLE PREMIUM PAYMENTS................................................4
      INVESTMENT OPTIONS.......................................................4
      ALLOCATING CASH VALUE....................................................6
      TRACKING CASH VALUE......................................................6
      ACCESSING YOUR CASH VALUE................................................6
   POLICY RISKS................................................................6
   ------------
      CASH VALUE AND INVESTMENT EXPERIENCE.....................................6
      TRANSACTION RISKS........................................................7
      RISKS OF INVESTMENT OPTIONS..............................................7
      LAPSE RISK...............................................................7
      TAX RISKS................................................................7
   FEE TABLES..................................................................7
   ----------
      TRANSACTION FEES.........................................................8
      PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES......................8
      OPTIONAL RIDER CHARGES...................................................8
      TOTAL ANNUAL FUND OPERATING EXPENSES.....................................9

POLICY INFORMATION............................................................11
      WHO MAY PURCHASE A POLICY AND HOW TO PURCHASE A POLICY..................11
      EFFECTIVE DATE..........................................................11
      PREMIUM PAYMENTS........................................................11
      INVESTMENT OPTIONS......................................................13
      POLICY LAPSE AND REINSTATEMENT..........................................19
      CHARGES AND DEDUCTIONS..................................................20
      DEATH BENEFIT...........................................................22
      OPTIONAL INSURANCE BENEFITS.............................................23
      PAYMENT OF POLICY BENEFITS..............................................24
      CASH VALUE..............................................................25
      LOANS...................................................................27
      SURRENDERS..............................................................27
      TELEPHONE TRANSACTIONS..................................................28
      DOLLAR COST AVERAGING PROGRAM...........................................28
      AUTOMATIC ASSET REBALANCING.............................................29
      POSTPONEMENT OF PAYMENTS................................................29
MORE POLICY INFORMATION.......................................................30
OTHER INFORMATION.............................................................32
DEFINITIONS...................................................................36
      STATEMENT OF ADDITIONAL INFORMATION.....................................38

                                 VUL Policy -2

--------------
POLICY SUMMARY
--------------

This summary describes the Policy's benefits and risks. Please read the remainder of this prospectus for further details. The glossary at the end of the prospectus defines certain terms used in this prospectus.

POLICY BENEFITS
---------------

TYPE OF LIFE INSURANCE
----------------------
The Policy is a FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY. Flexible Premium gives you the flexibility to vary the amount and frequency of your premium payments, within certain limits. The Policy is called variable life insurance because your Cash Value, your cost of insurance charges, and your life insurance (death) benefits can vary according to your investment in one or more Variable Fund Accounts. Your investment experience in the Variable Fund Accounts may be positive or negative. THE POLICY HAS NO MINIMUM GUARANTEED CASH VALUE, WHICH MEANS YOU BEAR THE ENTIRE INVESTMENT RISK THAT YOUR CASH VALUE COULD DECLINE TO ZERO.

PURCHASING A POLICY
-------------------
Call us at 1-800-531-2923. USAA Life Insurance Company's licensed insurance representatives can help you complete an application and guide you through the underwriting process, which normally involves a medical exam.

o We will issue you a Policy, provided you meet our requirements for insurability.

o The minimum amount of insurance available is $100,000 ($25,000 if the Insured is less than 18 years of age).

o    We will not issue a Policy that insures a person older than age 80.

o    We reserve the right to reject an application for any reason.

o    Insurance coverage under your Policy begins on its Effective Date.

INSURANCE PROTECTION OFFERED BY THE POLICY
------------------------------------------- '
The Policy offers insurance protection under either a level death benefit option or an increasing death benefit option as shown below.

    OPTION A (LEVEL DEATH BENEFIT)              OPTION B (INCREASING DEATH BENEFIT)
    ------------------------------              -----------------------------------
    Death Benefit Greater of:                   Death Benefit Greater of:
        o  Your Policy's Specified Amount,          o  Your Policy's Specified Amount PLUS the
           or                                          Cash Value, or
        o  The Minimum Amount Insured               o  The Minimum Amount Insured

See Death Benefit for more detailed information. As long as the Policy remains in effect, under either option, the death benefit will never be less than the Policy's Specified Amount, less any Indebtedness and any due and unpaid Monthly Deductions.

In addition, you can add optional insurance death benefits to a Policy by rider. (See Other Policy Benefits - Optional Insurance Benefits).

PERSONALIZED ILLUSTRATIONS
--------------------------
Upon request and at no charge, we will provide a personalized illustration showing the Insured's age, sex and risk class. If applicable and requested, an illustration for a Policy not affected by sex of the Insured will be provided. To receive a personalized illustration, please contact us at 1-800-531-4265.

FREE LOOK/RIGHT TO EXAMINE
--------------------------
You may cancel the Policy within 10 days after receiving it, or later, as required by law. Should you elect to cancel the Policy, return it to us with your written request for cancellation and we will refund the greater of:

     o     your premium payments, or
     o     the value of the Variable Fund Accounts

as of the date of receipt of your request plus any premium charge, monthly deduction, and mortality and expense charge that we deducted.

                                 VUL Policy -3

Initial Net Premium Payments allocated to any of the Variable Fund Accounts will be invested in the Vanguard Money Market Portfolio Variable Fund Account during the 10-day "Free Look" period plus 5 calendar days. If you live in California and if you are age 60 or older, you have additional options during the Free Look period and should contact us for more information.

FLEXIBLE PREMIUM PAYMENTS
-------------------------
Within certain limits, you have the flexibility to determine the amount and timing of your premium payments to reflect your changing financial conditions or objectives. We generally require a minimum initial premium to issue a Policy, but we do not impose a minimum on your subsequent premium payments. You must maintain sufficient Cash Value to keep your Policy in effect, which may require you to make additional unscheduled premium payments.

You can request a periodic premium schedule to suit your needs when applying for a Policy and we will bill you for these amounts, if you wish. You are not required to follow this schedule.

INVESTMENT OPTIONS
------------------

SEPARATE ACCOUNT
The Separate Account is a segregated asset account of USAA Life that supports Policy variable life insurance benefits. The Separate Account consists of 18 Variable Fund Accounts, each of which invests in a corresponding Fund.

INVESTMENT CHOICES
Through the Separate Account, you may invest in up to 18 Variable Fund Accounts, each of which invests exclusively in a corresponding Fund of:

     o    the USAA Life Investment Trust (Trust),
     o    the Vanguard(R) Variable Insurance Fund (Vanguard Fund),
     o    the Fidelity(R) Variable Insurance Products (Fidelity Funds),
     o the Scudder Variable Series I (Scudder Series), or o the Alger American Fund (Alger Fund).

TRANSFERS AMONG INVESTMENT OPTIONS
You may transfer value among the Variable Fund Accounts up to 18 times per Policy Year without charge. Transfers under the Dollar Cost Averaging Program and Automatic Asset Rebalancing are free and do not count against the limit.

     o Additional transfers in a Policy Year are subject to a $25 transfer charge.
     o    You may authorize transfers by telephone or by written notice.
     o Transfers must be at least $250, or the remaining value in the Variable Fund Account, if less.
     o We reserve the right at any time, without prior notice, to terminate, suspend or modify these transfer privileges.

EXCESSIVE SHORT-TERM TRADING

The Contract is not intended as a short-term investment vehicle. Some investors try to profit by using excessive short-term trading practices involving Fund shares, frequently referred to as "market timing."

Excessive short-term trading activity can disrupt the efficient management of a Fund and raise its transaction costs by forcing portfolio managers to first buy and then sell portfolio securities in response to a large investment by short-term traders . While there is no assurance that we can deter all excessive short-term trading, we have adopted policies and procedures for the Contracts which are designed to deter disruptive, excessive short-term trading without needlessly penalizing bona fide investors.

To deter such trading activities, our policies and procedures include the following:

     o The Contract limits the number of transfer requests that can be made during a Contract year. For more detailed information on transfers, see How Do I...Change My Investment Choices on page____.

     o Orders for the purchase of Fund shares are subject to acceptance by the Fund. Therefore, we reserve the right to reject, without prior notice, any premium payment or transfer request if, in our judgment, the payment or transfer or series of transfers would have a negative impact on a Variable Fund Account's operations, if a Fund would reject our purchase order, or if the investment in a Fund is not accepted for any reason.

                                 VUL Policy -4

     o Some Funds may, in the future, assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Variable Fund Account that occur within a short time after the date of allocation to the Variable Fund Account. Any short-term trading fees paid would be retained by the underlying Fund, not by USAA Life, and would be part of the underlying Fund's assets.

          These fees would be intended to compensate the Fund (and Contract owners with interests allocated in the Fund) for the negative impact on Fund performance that may result from frequent, short-term trading strategies. Such short-term trading fees would not be intended to affect the large majority of contract owners not engaged in such strategies.

          Any short-term trading fee assessed by any underlying Fund available under the Contract would likely equal a percentage of the amount determined to be engaged in short-term trading. Short-term trading fees would only apply to those Variable Fund Accounts corresponding to underlying funds that began charging such fees, which would be described in the underlying Fund prospectuses. Contract owners are responsible for monitoring the length of time allocations are held in any particular Variable Fund Account. We would not provide advance notice of the assessment of any applicable short-term trading fee.

          CURRENTLY, NONE OF THE UNDERLYING FUNDS OFFERED AS INVESTMENT OPTIONS UNDER THE CONTRACT ASSESS A SHORT-TERM TRADING FEE. Should this occur, we will provide you with proper notice.

RIGHT TO REJECT PREMIUM PAYMENTS AND TRANSFER ORDERS AND LIMIT TRANSFERS

A Fund's main weapon against excessive short-term trading is its right to reject purchase or exchange orders if in the best interest of the affected fund. In enforcing this policy, Funds are concerned with excessive short-term trading activities that can hamper the efficient management of a fund. Similarly, we are concerned that the costs and effects of excessive short-term trading are borne by all fund shareholders and Contract owners, including long-term investors who do not generate the costs. Generally, persons who engage in an "in and out" transaction within a 30-day period will violate the our policy if they engage in another "in and out" transaction in the same fund within 90 days. We also reserve the right to restrict future purchases if a Contract owner is classified as engaged in other patterns of excessive short-term trading. Finally, we reserve the right to classify a Contract owner as an excessive short-term trader due to the size of any one investment, the timing of the investment, or due to a history of excessive transfers by the owner.

The following transactions are exempt from these policies:

     o Purchases and sales pursuant to automatic investment or withdrawal plans; and

     o Other transactions that are not motivated by short-term trading considerations if they are approved by management personnel and are not disruptive to the Fund.

We may impose any of the following restrictions depending upon the transfer activities of the Contract owner and the disruptive effect of the activities:

     o prohibit the Contract owner's submitting transfer requests by overnight mail, facsimile transmissions, the telephone, our website or any other type of electronic medium;

     o not accept transfer instructions from a Contract owner or other person authorized to conduct a transfer;

     o limit the amount of transfer requests that can be made during a Contract year; and

     o require the value transferred into a Variable Fund Account to remain in that Variable Fund Account for a particular period of time before it can be transferred out.

We monitor trading activity to enforce those procedures uniformly. However, those who engage in such activities may employ a variety of techniques to avoid detection. Despite our efforts to prevent excessive trading of Funds among the

                                 VUL Policy -5

Variable Fund Accounts, there can be no assurance that we will be able to identify all those who employ such short-term strategies, or that we will be able to curtail their trading in every instance. Therefore, the Variable Fund Accounts may reflect lower performance and higher expenses across all Contracts as a result of undetected abusive trading practices. In addition, we cannot guarantee that the underlying Funds will not be harmed by transfer activity related to other insurance companies that invest in the Funds.

ALLOCATING CASH VALUE
---------------------

     o Specify on your Policy application how much of your Net Premium Payment to apply to each Variable Fund Account.
     o After the Free Look Period, we will allocate your Net Premium Payments in accordance with these instructions until you direct otherwise.
     o Change future allocations at any time by telephone or by written notice.
     o    Allocations can be as small as 1/10th of one percent.

TRACKING CASH VALUE
-------------------
We will mail you periodic reports regarding your Policy and the Separate Account. In addition, log on to USAA.COM or call the USAA TOUCHLINE(R) AT 1-800-531-5433 to find information about: o Policy details o Variable Fund Account summaries o Financial activity

You will need a USAA Member Number and USAA PIN to access USAA.COM or USAA TOUCHLINE(R) information. You can also use your Social Security Number to access USAA TOUCHLINE(R) information.

ACCESSING YOUR CASH VALUE
-------------------------
Access your Cash Value through full or partial surrenders or Policy loans.

FULL SURRENDER
At any time while your Policy is in force, you may request to surrender the Policy and receive the Policy's Cash Surrender Value. Cash Surrender Value is the Policy Cash Value less the Surrender Charge, if any, payable on full surrender of your Policy. A full surrender may have tax consequences. (See Tax Matters.) A full surrender terminates the Policy.

PARTIAL SURRENDER
At any time while your policy is in force, you may request to withdraw part of the Policy Cash Value. An administrative charge equal to the lesser of $25 or 2% of the amount withdrawn will apply. Your Policy's remaining Cash Value, after a partial surrender, may not be less than an amount equal to the then current surrender charge for a full surrender. A partial surrender will reduce your death benefit. A partial surrender may have tax consequences. (See Tax Matters.)

LOAN
You may borrow from your Policy at any time after the first Policy Year. The Policy is used as security for the loan. The maximum loan amount is 85% of the Cash Value which would be available for a full surrender. We charge you interest, in advance, at a maximum annual interest rate of 6% (4.5% for preferred loans). Lower rates may be available. If loans are not repaid, they will reduce the Policy's death benefit. A loan may have tax consequences. (See Tax Matters.)

POLICY RISKS
------------

The Policy is a long-term investment designed to provide significant life insurance benefits. You should consider the Policy in conjunction with other insurance you own. It may be to your advantage to replace existing insurance with the Policy. The Policy should be purchased only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Policy Cash Value in the near future. THE POLICY IS DESIGNED TO MEET LONG-TERM FINANCIAL GOALS. IT IS NOT SUITABLE AS A SHORT-TERM INVESTMENT.

CASH VALUE AND INVESTMENT EXPERIENCE
------------------------------------

o Your Policy Cash Value may change daily to reflect the investment experience of the Variable Fund Accounts.
o Your Policy Cash Value also will reflect the amount and frequency of premium payments, partial surrenders of Cash Value, Policy loans and the charges and deductions connected with the Policy.
o Your Policy has no minimum guaranteed Cash Value, which means you bear the entire investment risk that your Cash Value could decline to zero. (SEE CASH VALUE.)

                                 VUL Policy -6

TRANSACTION RISKS
-----------------
There are risks associated with surrenders, withdrawals, and loans. These risks arise from the charges associated with those transactions, as well as their effect on the Policy. You should consider the following carefully:

o A surrender charge applies for 10 Policy Years after the Policy Date. It is possible you will receive no net cash surrender value if you surrender your Policy in the first few Policy years.

o You should not purchase the Policy if you intend to surrender all or part of the policy account value in the near future.

o You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time.

RISKS OF INVESTMENT OPTIONS
---------------------------
A COMPREHENSIVE DISCUSSION OF THE RISKS OF EACH FUND MAY BE FOUND IN EACH FUND PROSPECTUS. PLEASE REFER TO THE FUNDS' PROSPECTUSES FOR MORE INFORMATION.

LAPSE RISK
----------
If the Cash Value can no longer cover the Policy's Monthly Deduction and any loan interest due, the Policy will lapse and a grace period will begin, unless you have paid enough premiums to qualify for the Guaranteed Death Benefit. (SEE GUARANTEED DEATH BENEFIT.) During the grace period, you must pay the necessary premium. If you do not pay the necessary premium before the grace period ends, the Policy will terminate without value, ending all insurance coverage, including any benefits provided by rider.

If partial surrenders, loans, and charges reduce the Cash Value to too low an amount and/or if the investment experience in your selected Variable Fund Accounts is unfavorable, there is a risk that the Policy could lapse.

After termination, you may reinstate the Policy within five years, subject to certain conditions.

TAX RISKS
---------
WE DO NOT INTEND THIS DISCUSSION TO BE TAX ADVICE. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISOR BEFORE PURCHASING A POLICY (SEE TAX MATTERS).

This Policy is intended to meet the definition of a life insurance contract under federal tax law. The Policy death benefit should be fully excludable from the Beneficiary's gross income if paid due to the death of the Insured. Any earnings on your investment in a Variable Fund Account should not be taxable to you while the Policy is in effect unless you receive a full or partial surrender of the Policy's Cash Value.

Federal tax law limits premium payments relative to your Policy's Specified Amount in order for the Policy to meet the definition of life insurance. If the premiums you pay exceed these limits, the Policy will be treated as a modified endowment contract (MEC) and federal tax law may impose penalties on amounts you take out of your Policy, whether as withdrawals, surrenders, or loans. We monitor your premium payments to help assure that you do not exceed permitted amounts or inadvertently incur any tax penalties due to excess premium payments.

FEE TABLES
----------

The following tables describe the fees and charges that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and charges that you will pay at the time you buy the Policy, surrender the Policy, or transfer Cash Value between investment options.

                                 VUL Policy -7

-------------------------------------------------------------------------------------------------------------------------------
                                                       TRANSACTION FEES
-------------------------------------------------------------------------------------------------------------------------------
CHARGE                                   WHEN CHARGE IS DEDUCTED                AMOUNT DEDUCTED
-------------------------------------------------------------------------------------------------------------------------------

Maximum Charge Imposed on Premiums       Each premium payment until the         3% of premium paid
                                         amount paid totals 10 Annual Target
                                         Premium Payments(1)
-------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge            On surrender of Policy                 Maximum of 50% of Annual Target Premium
                                                                                Payment(2)
-------------------------------------------------------------------------------------------------------------------------------
Partial Surrender                        On partial surrender of Policy         Lesser of $25 or 2% of amount withdrawn
-------------------------------------------------------------------------------------------------------------------------------
Transfer Fees                            Applied, after the 18th transfer in    $25 per transfer(3)
                                         each Policy Year, to each transfer.
-------------------------------------------------------------------------------------------------------------------------------

     (1)   An increase or decrease in the Policy's Specified Amount will result in a new Annual Target Premium Payment.
     (2)   Declines by 5% each Policy Year to 0% after the 10th Policy Year.
     (3)   We reserve the right at any time, and without prior notice, to terminate, suspend or modify transfer privileges under the
           Policy.

The next table describes the fees and charges that you will pay periodically during the time that you own the Policy, not including Fund operating expenses.



-------------------------------------------------------------------------------------------------------------------------------
                                     PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
-------------------------------------------------------------------------------------------------------------------------------

CHARGE                                   WHEN CHARGE IS DEDUCTED                     AMOUNT DEDUCTED
-------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance(4)                     Policy's Effective Date, and each Monthly
(per $1,000 of net amount at risk)       Anniversary thereafter
-------------------------------------------------------------------------------------------------------------------------------
    o  Minimum and Maximum Charge                                                       $0.03 - $83.33 per $1,000 of Net
                                                                                              Amount at Risk
-------------------------------------------------------------------------------------------------------------------------------
    o  Charge for 34 year old male in                                                   $.062 per $1,000 of Net Amount at
       preferred risk class in the first                                                           Risk
       policy year
-------------------------------------------------------------------------------------------------------------------------------
Maintenance Charge                       Policy's Effective Date, and each Monthly                    $5
                                         Anniversary thereafter
-------------------------------------------------------------------------------------------------------------------------------
                                                                                            Annualized rate of .75% of
Mortality and Expense Charge(5)          Daily                                              average net assets of each
                                                                                               Variable Fund Account
-------------------------------------------------------------------------------------------------------------------------------
                                         Policy's Effective Date, and each Monthly
Administrative Charge                    Anniversary thereafter during the first                     $10
                                         Policy Year
-------------------------------------------------------------------------------------------------------------------------------
Federal Income Tax Charge                                                                          None(6)
-------------------------------------------------------------------------------------------------------------------------------
                                         At the commencement of the loan and at the
Loan Interest                            beginning of each Policy Year thereafter
                                         so long as the loan is outstanding
-------------------------------------------------------------------------------------------------------------------------------
         Maximum Loan Interest Rate      Policy Years 1 - 10 and each year after
                                         that until the Insured is age 55                        6.0% annually
-------------------------------------------------------------------------------------------------------------------------------

         Maximum Loan Interest Rate      Policy Year 11 and thereafter if the                    4.5% annually
         (Insured is age 55 or older)    Insured is age 55 or older
-------------------------------------------------------------------------------------------------------------------------------
                                                   OPTIONAL RIDER CHARGES(7)
-------------------------------------------------------------------------------------------------------------------------------
RIDER                                    WHEN RIDER CHARGE IS DEDUCTED               AMOUNT DEDUCTED
-------------------------------------------------------------------------------------------------------------------------------
Accidental Death Benefit Rider           Later of the Policy's Effective Date or         Annualized rate of $.84 per $1,000
                                         the rider's effective date, and each                      coverage
                                         Monthly Anniversary thereafter
-------------------------------------------------------------------------------------------------------------------------------
                                         Later of the Policy's Effective Date or
Children Term Life Insurance Rider       the rider's effective date, and each           Annualized rate of $6.00 per $1,000
                                         Monthly Anniversary thereafter                            coverage
-------------------------------------------------------------------------------------------------------------------------------
Extended Maturity Date Rider             Not applicable                                            None
------------------------------------------------------------------------------------------------------------------------------
Terminal Illness Rider                   Not applicable                                            None
-------------------------------------------------------------------------------------------------------------------------------
                                         Later of the Policy's Effective Date or
Waiver of Monthly Deduction Rider(8)     the rider's effective date, and each
                                         Monthly Anniversary thereafter
-------------------------------------------------------------------------------------------------------------------------------

                                  VUL Policy -8

-------------------------------------------------------------------------------------------------------------------------------
                                     PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
-------------------------------------------------------------------------------------------------------------------------------

CHARGE                                   WHEN CHARGE IS DEDUCTED                     AMOUNT DEDUCTED
-------------------------------------------------------------------------------------------------------------------------------

     o   Minimum and Maximum Charge                                                      $0.05 - $0.277 per $1 of Monthly
                                                                                                   Deduction
-------------------------------------------- -------------------------------------------- -------------------------------------
-------------------------------------------- -------------------------------------------- -------------------------------------
    o   Charge for 29  year old male in
        preferred risk class in the first                                                $0.059 per $1 of Monthly
        policy year                                                                                Deduction
-------------------------------------------- -------------------------------------------- -------------------------------------

   (4)    The cost of insurance charge for an Insured depends on the age, sex, and risk class of the Insured. (See Calculating
          Your Cost of Insurance.) The cost of insurance charge shown in the table may not be representative of the charge that a particular Policy Owner will pay. The actual charge will be determined by an underwriting review of the Insured's health and circumstances. On request, we will provide a personalized illustration which will include the cost of insurance charge for the Insured.

   (5)    We deduct the Mortality and Expense Charge on a daily basis at an annual rate of .75% of the average net assets of each
          Variable Fund Account.

   (6)    Currently, we make no charge for federal income taxes that may be attributable to the Separate Account. We may, however, make such a charge in the future, should it be necessary. We also may make charges for other taxes, if any, attributable to the Separate Account.

   (7)    Riders offer additional benefits to go with your Policy. Not all riders are available in all states.

   (8)    The Waiver of Monthly Deduction charge for an Insured depends on the age of the Insured. The charge shown in the table may not be representative of the charge that a particular Policy Owner will pay. On request, we will provide a personalized illustration which will include the Waiver of Monthly Deduction rider.

The next table shows the minimum and maximum total operating expenses charged by the Funds that you will pay periodically during the time that you own the Policy. More detail concerning Fund fees and expenses is contained in the prospectus for each Fund.

------------------------------------------------------------------------------------------------------------------------------
                        TOTAL ANNUAL FUND OPERATING EXPENSES                               MINIMUM              MAXIMUM
------------------------------------------------------------------------------------------------------------------------------

Expenses that are deducted from Fund assets, including management fees and                  .18%                 1.87%
other expenses(9)
------------------------------------------------------------------------------------------------------------------------------

   (9)    The maximum actual total Fund operating expense was ____% as the result of a voluntary expense reimbursement arrangement that had the effect of reducing expenses actually paid by the Fund. The expense reimbursement arrangements, including whether they are voluntary or contractual, appear in footnotes to the next following table of expenses.

The next table shows the operating expenses (before and after contractual waiver or reimbursement) charged by each Fund for the fiscal year ended December 31, 2004.


                                               FUND OPERATING EXPENSES
                                               -----------------------
----------------------------------------------------------------------------    ----------------------------------------------
                                                       TOTAL FUND                OTHER EXPENSES      TOTAL FUND OPERATING
                        MANAGEMENT        OTHER        OPERATING                 AFTER               EXPENSES AFTER
VARIABLE FUND ACCOUNT   FEES              EXPENSES     EXPENSES                  REIMBURSEMENT       REIMBURSEMENT
----------------------------------------------------------------------------    ----------------------------------------------
USAA LIFE
INVESTMENT
TRUST(10)
----------------------------------------------------------------------------     ---------------------------------------------
Growth and Income          .20              .32            .52                     See Footnote(11)           .52
----------------------------------------------------------------------------    ----------------------------------------------
Aggressive Growth          .50              .79           1.29                     See Footnote(11)           .95
----------------------------------------------------------------------------    ----------------------------------------------
World Growth               .35              .80           1.15                     See Footnote(11)           .95
----------------------------------------------------------------------------    ----------------------------------------------
Diversified Assets         .20              .43            .63                     See Footnote(11)           .63
----------------------------------------------------------------------------    ----------------------------------------------
Income                     .20              .59            .79                     See Footnote(11)           .65
----------------------------------------------------------------------------    ----------------------------------------------

                                                          VUL Policy -9


                                               FUND OPERATING EXPENSES
                                               -----------------------
----------------------------------------------------------------------------    ----------------------------------------------
                                                         TOTAL FUND                OTHER EXPENSES      TOTAL FUND OPERATING
                        MANAGEMENT          OTHER         OPERATING                 AFTER               EXPENSES AFTER
VARIABLE FUND ACCOUNT   FEES                EXPENSES      EXPENSES                  REIMBURSEMENT       REIMBURSEMENT
----------------------------------------------------------------------------    ----------------------------------------------
VANGUARD(R)
VARIABLE
INSURANCE FUND
----------------------------------------------------------------------------    ----------------------------------------------

Diversified Value
Portfolio                  .40              .02            .42                        N/A                     .42
----------------------------------------------------------------------------    ----------------------------------------------
Equity Index
Portfolio                  .12              .02            .14                        N/A                     .14
----------------------------------------------------------------------------    ----------------------------------------------
Mid-Cap Index
Portfolio                  .21              .03            .24                        N/A                     .24
----------------------------------------------------------------------------    ----------------------------------------------
Small Company
Growth Portfolio           .44              .02            .46                        N/A                     .46
----------------------------------------------------------------------------    ----------------------------------------------
International
Portfolio                  .33              .08            .41                        N/A                     .41
----------------------------------------------------------------------------    ----------------------------------------------
REIT Index Portfolio       .27              .04            .31                        N/A                     .31
----------------------------------------------------------------------------    ----------------------------------------------
High Yield Bond
Portfolio                  .21              .03            .24                        N/A                     .24
----------------------------------------------------------------------------    ----------------------------------------------
Money Market
Portfolio                  .12              .03            .15                        N/A                     .15
----------------------------------------------------------------------------    ----------------------------------------------
FIDELITY(R)
VARIABLE
INSURANCE
PRODUCTS
----------------------------------------------------------------------------    ----------------------------------------------
Contrafund(R)
Portfolio,                 .58             .09             .67(12)                    N/A                     N/A
Initial Class
----------------------------------------------------------------------------    ----------------------------------------------
Equity-Income
Portfolio,                 .48             .09             .57(12)                    N/A                     N/A
Initial Class
----------------------------------------------------------------------------    ----------------------------------------------

Dynamic Capital
Appreciation               .58             1.25           1.83(13)                 See Footnote (14)      See Footnote (14)
Portfolio, Initial
Class
----------------------------------------------------------------------------    ----------------------------------------------
SCUDDER VARIABLE
SERIES I                   .47              .04            .51                        .04                     .51

Capital Growth
Portfolio,
Class A Shares
----------------------------------------------------------------------------    ----------------------------------------------
ALGER AMERICAN
FUND(15)
                           .75              .10            .85                        .10                     .85
Growth Portfolio,
Class O Shares
----------------------------------------------------------------------------    ----------------------------------------------

(10) USAA Life, out of its general account, has voluntarily agreed to pay directly or reimburse the USAA Life Investment Trust for expenses to the extent that such expenses exceed 0.95% of the monthly average net assets of the USAA Life Aggressive Growth Fund and the USAA Life World Growth Fund, 0.75% of the monthly average net assets of the USAA Life Diversified Assets Fund, 0.60% of the monthly average net assets of the USAA Life Growth and Income Fund, and 0.65% of the monthly average net assets of the USAA Life Income Fund, excluding the effect of any expenses paid indirectly. This agreement may be modified or terminated at any time. During the year ended December 31, 2004, the Fund's incurred the following reimbursable expenses exceeding the above limitations:


                                 VUL Policy -10

         USAA Life Aggressive Growth Fund          $67,000
         USAA Life Diversified Assets Fund         --------
         USAA Life Growth and Income Fund          --------
         USAA Life Income Fund                      34,000
         USAA Life World Growth Fund                54,000

     In addition to receivables for expenses reimbursements shown above, for the year ended December 31, 2004, the USAA Life World Growth Fund recorded a receivable from USAA Life of $7,000 related to security transaction reimbursements.

(11) A portion of the brokerage commissions that the Funds pay may be reimbursed and used to reduce the Funds' expenses. In addition, through arrangements with the Funds' custodian, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Funds' expenses. For the year ended December 31, 2004, brokerage commission reimbursements reduced the Fund's expenses by the following amounts. Custodian credits reduced the Fund's expenses by less than $500, resulting in a total approximate reduction of the Fund's expenses equal to the brokerage commission reimbursements.

                              Brokerage Commissions

         USAA Life Aggressive Growth Fund          $ 7,000
         USAA Life Diversified Assets Fund           7,000
         USAA Life Growth and Income Fund           14,000
         USAA Life Income Fund                      ------
         USAA Life World Growth Fund                 6,000

(12) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.56% for VIP Equity Income and 0.65% for VIP Contrafund(R). These offsets may be discontinued at any time.

(13) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. Including this reduction, the total class operating expenses would have been 0.90%. These offsets may be discontinued at any time.

(14) The Fund's manager has voluntarily agreed to reimburse the Fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses) exceed 1.00%. The expense ratio shown reflects the expense cap in effect at period end. This arrangement can be discontinued by the Fund manager at any time.


(15) Alger Management or its affiliates reimburses USAA Life for the cost of administrative services that we provide to the Fund it manages as an investment choice under the Policies. Compensation is paid out of fee earnings, based on a percentage of the Fund's average net assets attributable to a Policy.

------------------
POLICY INFORMATION
------------------

WHO MAY PURCHASE A POLICY AND HOW TO PURCHASE A POLICY
------------------------------------------------------
o Complete an application and submit it, with your initial premium payment (if required), to our Home Office.
o You are required to provide us with satisfactory evidence of your insurability as part of the underwriting process.
o During the underwriting process, you will be asked to complete a medical examination in order to assign you to an underwriting risk class used to determine your cost of insurance charges.
o After completion of the underwriting process, we will notify you of our decision regarding your application.
o    We will not issue a Policy to insure a person older than age 80.

EFFECTIVE DATE
--------------
o If the first premium is submitted with the application, the Effective Date will ordinarily be the date the application is approved and the Policy is issued.

o Insurance coverage begins on the Policy's Effective Date which is shown on the Policy Information Page.

o    You must pay the first premium before the Policy becomes effective.

PREMIUM PAYMENTS
----------------

METHODS OF PAYMENT
o We accept premium payments by check or money order drawn on a U.S. bank in U.S. dollars and made payable to USAA Life Insurance Company or USAA Life.

o We accept premium payments made by bank draft, wire, or exchange in U.S. dollars from another insurance company.

o    Premium payments must be sent directly to our Home Office.

o You may use our Automatic Payment Plan to have monthly premium payments automatically deducted from your bank account.


                                 VUL Policy -11

AMOUNT AND FREQUENCY OF PAYMENTS
--------------------------------
o As long as you maintain sufficient Cash Value, you have flexibility to determine amount and frequency of premium payments.

o INITIAL PREMIUM PAYMENT - To issue a Policy, you are required to provide us with an initial premium payment equal to at least one full Planned Periodic Premium Payment specified in your Policy. (If you select the Automatic Payment Plan, your initial premium payment would equal 2 monthly payments under the Plan.)

o MINIMUM AND MAXIMUM PREMIUM PAYMENTS - Except for the initial premium payment, we do not require any minimum premium. However, you must maintain enough Cash Value to cover policy charges or the Policy will lapse. In addition, for the Policy to qualify as a life insurance contract for federal tax purposes, the total amount of your premium payments may not exceed the maximum amount allowed by federal tax law, unless necessary to prevent lapse. If a premium payment would cause you to exceed that maximum amount, we will refund the excess premium payment to you. (See Tax Matters.)

PREMIUM ALLOCATION
On your application, you must specify the allocation of Net Premium Payments to each selected Variable Fund Account. You can specify allocations in increments as small as 1/10th of one percent. The total amount of your allocations must equal 100%. During the application process, we will hold your initial premium payment in our general account (without interest). If a policy is not issued, we will return your premium.

Once your application is in good order, we will credit your initial net premium to the Policy as of the date the Policy is issued. There is a Free Look period during which we will allocate your initial Net Premium Payment and any subsequent Net Premium received during the Free Look period to the Vanguard Money Market Portfolio Variable Fund Account. The Net Premium will remain in the Vanguard Money Market Portfolio Variable Fund Account for the Free Look period plus five days. On the Valuation Date immediately following the end of that period, we will allocate the initial Net Premium Payment, together with any subsequent Net Premium Payments that have been made, plus any earnings, among the Variable Fund Accounts in the percentages directed on the application. We will allocate these amounts at the Accumulation Unit Value next computed on that date. (See Calculating Your Value in the Variable Fund Accounts.) You may change your fund allocations at any time by telephone or by written notice. There are no charges or fees for changing your allocation instructions. The allocation change will become effective with the first premium payment we receive on or following the Date of Receipt of your request. (See Transfer of Value.)

                                 VUL Policy -12

PLANNED PERIODIC PREMIUM PAYMENTS
You may choose to make planned periodic premium payments. For convenience, we will also set up a schedule of premium payments and will send you premium notices at quarterly, semiannual or annual intervals. To facilitate planned periodic premium payments, we also will accept monthly premium payments through our Automatic Payment Plan. You are not obligated to follow the schedule of planned periodic premium payments, and failing to do so will not itself cause your Policy to lapse. Conversely, following the schedule will not guarantee that your Policy will remain in effect, unless you have made enough premium payments to qualify for the Guaranteed Death Benefit. (See Guaranteed Death Benefit.)

ANNUAL TARGET PREMIUM PAYMENT
We will use the Annual Target Premium Payment specified in your Policy to determine whether we will deduct a premium charge from your premium payments or a surrender charge if you fully surrender. (See Premium Charge and Surrender Charge under Charges and Deductions.) We also will use the Annual Target Premium Payment to determine whether the Guaranteed Death Benefit applies. (See Guaranteed Death Benefit under Lapse and Reinstatement.) We determine the Annual Target Premium Payment actuarially based on the age, sex and risk class of the Insured, and the insurance benefits contained in the Policy.

INVESTMENT OPTIONS
------------------

Currently, you may invest in up to 18 Funds through the Separate Account. You can invest in a Fund by allocating Net Premium Payments to the corresponding Variable Fund Account. The Funds are managed by professional money managers as shown in the chart below that provides a brief description of each Fund. For more information, including a discussion of potential investment and other risks, please refer to the prospectuses for the Funds.

ADDITIONS OR CHANGES TO INVESTMENT OPTIONS
In the future, additional Funds may be made available as investment options through corresponding Variable Fund Accounts. For example, we may add Funds if we believe investment or marketing conditions warrant. We reserve the right, subject to compliance with applicable law, to change the Funds available as investment options. For example, we may eliminate or merge one or more Funds or substitute the shares of a Fund for those of another fund. We may do so, in our sole discretion, if we determine further investment in any Fund would be inconsistent with the purposes of the Policies. We will give you written notice of the addition, elimination, merger, or substitution of any Fund to the extent required by law.

In the event of a substitution or other change, we may, by appropriate endorsement, make any changes in your Policy and any future policies as may be necessary or appropriate to reflect the substitution or change, operate the Separate Account as a management company, deregister it with the SEC in the event such registration is no longer required, or combine it with other USAA Life separate accounts.

VOTING PRIVILEGES
Based on our present view of the law, we will vote the shares of the Funds we hold directly or indirectly through the Separate Account in accordance with instructions received from Owners entitled to give such instructions. We will determine the persons entitled to give voting instructions and the number of shares a person has a right to instruct based on Variable Fund Account Values as of the record date of the meeting. We will vote shares attributable to Policies for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine, based on SEC rules or other authority, that we may vote such shares ourselves in our own discretion.

                                 VUL Policy -13

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE                              PRINCIPAL INVESTMENT STRATEGIES
& INVESTMENT ADVISER                                                                                  INVESTOR PROFILE
------------------------------------------------------------------------------------------------------------------------------------
                                                        EQUITY INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------

FIDELITY VIP EQUITY-INCOME PORTFOLIO        o     Normally invests at least 80% of             May be appropriate for investors
INITIAL CLASS                                     total assets in income-producing             who are willing to ride out stock
                                                  equity securities, which tends to            market fluctuations in pursuit of
OBJECTIVE:                                        lead to investments in large cap             potentially above-average
Reasonable income.  The Fund will also            value stocks.                                long-term returns.  Designed for
consider the potential for capital          o     Potentially invests in other types           those who want some income from
appreciation.  The Fund's goal is to              of equity securities and debt                equity and bond securities, but
achieve a yield which exceeds the                 securities, including lower-quality          also want to be invested in the
composite yield on the securities                 debt securities.                             stock market for its long-term
comprising the S&P 500(R) Index             o     Invests in domestic and foreign              growth potential
                                                  issuers.
ADVISER:                                    o     Uses fundamental analysis of each
Fidelity Management & Research Company            issuer's financial condition and
82 Devonshire Street                              industry position and market and
Boston, Massachusetts 02109                       economic conditions to select
                                                  investments.




------------------------------------------------------------------------------------------------------------------------------------
                                                        MULTI-CAP CORE FUND
------------------------------------------------------------------------------------------------------------------------------------
USAA LIFE GROWTH AND INCOME FUND            o     Invests primarily in equity                  Designed for the investor seeking
                                                  securities that show the best                to benefit from long-term growth
OBJECTIVE:                                        potential for total return through           of capital and return.  Because
Primary:     Capital growth                       a combination of capital                     the Fund emphasizes investments in
Secondary:   Current income                       appreciation and income. The term            common stocks, its value will
                                                  equity securities is generally used          fluctuate based on market
ADVISER:                                          to include common stocks,                    conditions.  Consequently, the
USAA Investment Management Company                securities convertible into common           Fund should not be relied upon for
9800 Fredericksburg Road                          stocks, and securities that carry            short-term financial needs or
San Antonio, Texas  78288                         the right to buy common stocks.              short-term investment in the stock
                                            o     Investments in convertible                   market.
SUBADVISER:                                       securities is limited to 5% of
Wellington Management Company, LLP                assets.  May invest in
75 State Street                                   nonconvertible debt securities and
Boston, Massachusetts  02109                      preferred stock.
                                            o     While most of the Fund's assets will
                                                  be invested in U.S. securities, up
                                                  to 20% of the Fund's total assets
                                                  may be invested in foreign
                                                  securities purchased in either
                                                  foreign or U.S. markets.  These
                                                  foreign holdings may include
                                                  securities issued in emerging
                                                  markets as well as securities
                                                  issued in established markets.

------------------------------------------------------------------------------------------------------------------------------------
                                                        MULTI -CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
VANGUARD DIVERSIFIED VALUE PORTFOLIO        o     Invests primarily in common stocks           May be suitable investment for you
                                                  of large and medium-size companies           if: (1) you wish to add a stock
OBJECTIVE:                                        whose stocks are considered by the           fund to your existing holdings,
Long-term growth of capital and a                 adviser to be undervalued and out            which could include other stock
moderate level of dividend income                 of favor with investors.  Such               investments as well as bond and
                                                  value stocks typically have                  money market investments; (2) you
ADVISER:                                          above-average dividend yields                want a stock fund employing a
Barrow, Hanley, Mewhinney & Strauss,              and/or below-average prices in               value approach in seeking
Inc.                                              relation to such financial measures          long-term growth in capital as
One McKinney Plaza                                as earnings, book value, and cash            well as moderate level of dividend
3232 McKinney Ave, 15th Floor                     flow.                                        income.
Dallas, Texas  75204
------------------------------------------------------------------------------------------------------------------------------------

                                                          VUL Policy - 14

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE                              PRINCIPAL INVESTMENT STRATEGIES
& INVESTMENT ADVISER                                                                                  INVESTOR PROFILE
------------------------------------------------------------------------------------------------------------------------------------
                                                       LARGE-CAP GROWTH FUNDS
------------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN GROWTH PORTFOLIO, CLASS      o     Invests primarily in equity                  May be appropriate for investors
O SHARES*                                         securities, such as common or                seeking long-term capital
                                                  preferred stocks, which are listed           appreciation.
OBJECTIVE:                                        on U.S. exchanges or in the
Long-term capital appreciation                    over-the-counter market.
                                            o     The Fund invests primarily in growth
ADVISER:                                          stocks.
Fred Alger Management, Inc.                 o     Under normal circumstances, the Fund
111 Fifth Avenue                                  invests primarily in the equity
New York, New York  10003                         securities of large companies with
                                                  a market capitalization of $1
*The Alger American Fund offers both              billion or greater.
Class O and Class S shares.  The
classes differ only in that Class S
shares are subject to distribution and
shareholder servicing fees, while
Class O shares are not.  Only Class O
shares are available under the Policy.
------------------------------------------------------------------------------------------------------------------------------------
SCUDDER VS I CAPITAL GROWTH PORTFOLIO,      o     Invests at least 65% of total assets         May be appropriate for investors
CLASS A SHARES                                    in common stocks of U.S. companies.          seeking long-term growth.
                                            o     Although the Fund can invest in
OBJECTIVE:                                        companies of any size, it generally
Maximize long-term capital growth                 focuses on established companies
through a broad and flexible                      that are similar in size to the
investment program.                               companies in the S&P 500 Index.
                                                  The Fund intends to invest
ADVISER:                                          primarily in companies whose market
Deutsche Investment Management                    capitalizations fall within the
Americas, Inc.                                    normal range of the Index.
345 Park Avenue
New York, New York  10154
------------------------------------------------------------------------------------------------------------------------------------
USAA LIFE AGGRESSIVE GROWTH FUND            o     Invests primarily in equity                  Designed for the investor seeking
                                                  securities of large companies that           to benefit from long-term growth
OBJECTIVE:                                        are selected for their growth                of capital.  Generally, this Fund
Appreciation of capital                           potential. The term equity is                expected to have a greater
                                                  securities is generally used to              potential for long-term capital
                                                  include common stocks, convertible           appreciation than growth and
ADVISER:                                          securities, and securities that              income funds, but is also
USAA Investment Management Company                carry the right to buy common                significantly more volatile.
9800 Fredericksburg Road                          stocks.
San Antonio, Texas  78288                   o     While most of the Fund assets will
                                                  be invested in U.S. securities, up
SUBADVISER:                                       to 20% of the Fund total assets may
Marsico Capital Management, LLC                   be invested in foreign securities
1200 17th Street, Suite 1300                      purchased in either foreign or U.S.
Denver, Colorado  80202                           markets.

------------------------------------------------------------------------------------------------------------------------------------

                                                          VUL Policy - 15


------------------------------------------------------------------------------------------------------------------------------------
                                                         LARGE-CAP CORE FUND
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO,       o     Normally invests primarily in common         May be appropriate for investors
INITIAL CLASS                                     stocks.                                      who are willing to ride out stock
                                            o     Invests in securities of companies           market fluctuations in pursuit of
OBJECTIVE:                                        whose value it believes is not               potentially above-average
Long-term capital appreciation                    fully recognized by the public.              long-term returns.
                                            o     Invests in domestic and foreign
ADVISER:                                          issuers.
Fidelity Management & Research Company      o     Invests in either growth stocks or
82 Devonshire Street                              value stocks or both.
      Boston, Massachusetts 02109           o     Uses fundamental analysis of each
                                                  issuer's financial condition and
                                                  industry position and market and
                                                  economic conditions to select
                                                  investments.


------------------------------------------------------------------------------------------------------------------------------------
                                                    S&P 500 INDEX OBJECTIVE FUND
------------------------------------------------------------------------------------------------------------------------------------
VANGUARD EQUITY INDEX PORTFOLIO             o     Employs a passively managed- or              May be a suitable investment for
                                                  index-approach, by holding all of            you if: (1) you wish to add a
OBJECTIVE:                                        the stocks in the Standard & Poor's          low-cost, large-capitalization
Long-term growth of capital and income            500 Composite Stock Price Index in           stock index fund to your existing
by attempting to match the performance            roughly the same proportion to               holdings, which could include
of a broad-based market index of                  their weighting in the index.                other stock investments as well as
stocks of large U.S. companies.                                                                bond and money market investments;
                                                                                               (2) you want the potential for
ADVISER:                                                                                       long-term capital appreciation,
The Vanguard Group                                                                             with a moderate level of dividend
P.O. Box 2600                                                                                  income.
Valley Forge, Pennsylvania  19482
------------------------------------------------------------------------------------------------------------------------------------
                                                          MID-CAP CORE FUND
------------------------------------------------------------------------------------------------------------------------------------

VANGUARD MID-CAP INDEX PORTFOLIO            o     Employs a passively managed- or              May be a suitable investment for
                                                  index-approach by holding the                you if: (1) you wish to add a
OBJECTIVE:                                        stocks in the Standard & Poor's              low-cost, mid-capitalization stock
Long-term growth of capital by                    MidCap 400 Index in roughly the              index fund to your existing
attempting to match the performance of            same proportion to their weighting           holdings, which could include
a broad-based market index of stocks              in the Index.                                other stock investments as well as
of medium-size U.S. companies.                                                                 bond and money market investments;
                                                                                               (2) you want the potential for
ADVISER:                                    o                                                  long-term capital appreciation.
The Vanguard Group
P.O. Box 2600
Valley Forge, Pennsylvania 19482
------------------------------------------------------------------------------------------------------------------------------------
                                                         MID-CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP DYNAMIC CAPITAL                o     Normally invests primarily in common         May be appropriate for investors
APPRECIATION PORTFOLIO, INITIAL CLASS             stocks.                                      seeking broad exposure to the
                                            o     Invests in domestic and foreign              domestic equity market without
OBJECTIVE:                                        issuers.                                     investment style restrictions.
Capital appreciation                        o     Invests in either growth stocks or
                                                  value stocks or both
ADVISER:                                    o     Uses fundamental analysis of each
Fidelity Management & Research Company            issuer's financial condition and
82 Devonshire Street                              industry position and market and
Boston, Massachusetts  02109                      economic conditions to select
                                                  investments.



------------------------------------------------------------------------------------------------------------------------------------

                                                          VUL Policy - 16

------------------------------------------------------------------------------------------------------------------------------------
                                                        SMALL-CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
VANGUARD SMALL COMPANY GROWTH PORTFOLIO     o     Invest mainly in the stocks of               May be suitable investment for you
                                                  smaller companies (which, at the             if: (1) you wish to add a
OBJECTIVE:                                        time of purchase, typically have a           small-capitalization growth stock
Long-term growth of capital                       market value of less than $1-$2              fund to your existing holdings,
                                                  billion). These companies are                which could include other stock
Advisers:                                         considered by the Fund's advisers            investments as well as bond and
Granahan Investment Management, Inc.              to have above-average prospects for          money market investments; (2) you
275 Wyman Street                                  growth, but often provide little or          are seeking growth of capital over
Waltham, Massachusetts 02154                      no dividend income.                          the long-term at least five years;
                                                                                               (3) you are not looking for
Grantham, Mayo, Van Otterloo & Co. LLC                                                         dividend income; (4) you are
40 Rowes Wharf                                                                                 willing to assume the
Boston, Massachusetts 02110                                                                    above-average risk associated with
                                                                                               investing in small cap growth
                                                                                               stocks.

------------------------------------------------------------------------------------------------------------------------------------
                                                            BALANCED FUND
------------------------------------------------------------------------------------------------------------------------------------
USAA LIFE DIVERSIFIED ASSETS FUND           o     Invests in a diversified program             Designed for the investor seeking
                                                  within one mutual fund by                    the benefits of both long-term
OBJECTIVE:                                        allocating the Fund's assets, under          capital appreciation and current
Long-term capital growth, consistent              normal market conditions, in the             return.  Generally, the Fund is
with preservation of capital and                  following target ranges:  50-70%             expected to have less exposure to
balanced by current income                        for equity securities and 30-50%             equity securities than growth
                                                  for debt securities and money                funds.
ADVISER:                                          market instruments.  The ranges
USAA Investment Management Company                allow for a variance within the
9800 Fredericksburg Road                          investment categories.
San Antonio, Texas  78288                   o     The equity securities will consist
                                                  significantly of domestic common
SUBADVISER:                                       stocks and, to a much lesser
(Equity Portion)                                  extent, may include shares of real
Wellington Management Company, LLP                estate investments trust (REITs).
75 State Street                             o     While most of the Fund's assets will
Boston, Massachusetts  02109                      be invested in U.S. securities, up
                                                  to 20% of the Fund's total assets
                                                  may be invested in foreign or U.S.
                                                  markets. These foreign holdings may
                                                  include securities issued in
                                                  emerging markets as well as
                                                  securities issued in established
                                                  markets.
                                            o     The  fixed  income  component
                                                  will be  made up of the  same
                                                  types of debt  securities and
                                                  money market  instruments  in
                                                  which  the USAA  Life  Income
                                                  Fund may invest.

------------------------------------------------------------------------------------------------------------------------------------
                                                             GLOBAL FUND
------------------------------------------------------------------------------------------------------------------------------------
USAA LIFE WORLD GROWTH FUND                 o     Invests primarily in equity                  Designed for the investor seeking
                                                  securities of both foreign                   to diversify by investing in
OBJECTIVE:                                        (including emerging market) and              securities of both domestic and
Long-term capital appreciation                    domestic issuers.  The term equity           foreign issuers and who is
                                                  securities is generally used to              prepared to bear the risks of such
ADVISER:                                          include common stocks, securities            investments.  Because of the
USAA Investment Management Company                convertible into common stocks, and          Fund's emphasis on equity
9800 Fredericksburg Road                          securities that carry the right to           securities and securities of
San Antonio, Texas  78288                         buy common stocks.                           foreign issuers, the Fund should
                                            o     May not invest more than 25% of              not be relied upon as a balanced
SUBADVISER:                                       total assets in one industry.                investment program.
MFS Investment Management                   o     Under normal market conditions, the
500 Boylston Street                               Fund's investments will be
Boston, Massachusetts  02116                      diversified in at least three
                                                  countries, one of which is the
                                                  United States.

------------------------------------------------------------------------------------------------------------------------------------

                                                          VUL Policy - 17

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERNATIONAL FUND
------------------------------------------------------------------------------------------------------------------------------------
VANGUARD INTERNATIONAL PORTFOLIO            o     Invests in the stocks of seasoned            May be suitable investment for you
                                                  companies located outside of the             if: (1) you wish to add an
OBJECTIVE:                                        United States.                               international stock fund to your
Long-term growth of capital                 o     In selecting stocks, Schroder                existing holdings, which could
                                                  evaluates foreign markets around             include other stock investments as
ADVISER 1:                                        the world. Within markets regarded           well as bond and money market
Schroder Investment Management                    as having favorable investment               investments; (2) you are seeking
North America, Inc.                               climates, this adviser selects               growth of capital over the
875 3rd Avenue, New York,                         companies with above-average growth          long-term at least five years; (3)
New York  10022                                   potential whose stocks sell at               you are not looking for income;
                                                  reasonable prices.                           (4) you are willing to assume the
SUBADVISER:                                 o     Baillie Gifford uses a fundamental           additional risks (including
Schroder Investment Management North              approach to identify quality growth          currency and country risk)
America, Limited                                  companies and considers sustainable          associated with international
31 Gresham Street                                 earnings and free cash flow growth           stocks.
London EC2V 7QA, England                          to be critical factors in
                                                  evaluating a company's prospects.
ADVISER 2:                                        Companies are screened first for
Baillie Gifford Overseas Ltd                      quality and then for value. Baillie
1 Rutland Court, Edinburgh, EH3                   Gifford looks for companies with
8EY, Scotland                                     attractive industry backgrounds,
                                                  strong competitive positions within
                                                  those industries, high quality
                                                  earnings and a positive approach
                                                  towards shareholders. The main
                                                  fundamental factors considered when
                                                  analyzing companies in this
                                                  bottom-up analysis are: earnings
                                                  growth, cash flow growth,
                                                  profitability, debt and interest
                                                  coverage, and valuation.
------------------------------------------------------------------------------------------------------------------------------------
                                                     INVESTMENT GRADE BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
USAA LIFE INCOME FUND                       o     Invests primarily in U.S.                    Designed primarily for the
                                                  dollar-denominated debt and                  investor seeking to benefit from
OBJECTIVE:                                        income-producing securities that             returns higher than those
Maximum current income without undue              have been selected for their high            available in a money market fund.
risk to principal                                 yields relative to the risk                  An investor in this Fund should
                                                  involved.                                    also be willing to accept
ADVISER:                                    o     Debt securities must be                      principal fluctuations.  The Fund
USAA Investment Management Company                investment-grade at the time of              should not be relied upon as a
9800 Fredericksburg Road                          purchase.                                    balanced investment program.
San Antonio, Texas  78288
------------------------------------------------------------------------------------------------------------------------------------
                                                        HIGH YIELD BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
VANGUARD HIGH YIELD BOND PORTFOLIO          o     Invests primarily in a diversified           May be a suitable investment for
                                                  group of high -yielding,                     you if:  (1) you are seeking a
OBJECTIVE:                                        higher-risk corporate bonds with             high level of income and are
High level of income                              medium- and lower-range                      willing to take substantial risks
                                                  credit-quality ratings, commonly             in pursuit of higher returns; (2)
ADVISER:                                          known as junk bonds.                         you have a long-term investment
Wellington Management Company, LLP          o     The Fund emphasizes higher grades of         horizon - more than five years.
75 State Street                                   credit quality within the
Boston, Massachusetts  02109                      high-yield bond universe. The
                                                  Fund  invests at least 80% of
                                                  its assets in corporate bonds
                                                  that are  rated  below Baa by
                                                  Moody's  Investors   Service,
                                                  Inc. or below BBB by Standard
                                                  & Poor's Corporation.
                                            o     The Fund may not invest more than
                                                  20% of its assets in any of the
                                                  following taken as a whole:
                                                  securities     with    credit
                                                  ratings  lower than B or that
                                                  are   unrated,    convertible
                                                  securities,   and   preferred
                                                  stocks.
                                            o     The  adviser  may  consider a
                                                  security's    potential   for
                                                  capital   appreciation   only
                                                  when  it is  consistent  with
                                                  the  objective  of  high  and
                                                  sustainable current income.

------------------------------------------------------------------------------------------------------------------------------------

                                                          VUL Policy - 18

------------------------------------------------------------------------------------------------------------------------------------
                                                          REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------------------------
VANGUARD REIT INDEX PORTFOLIO               o     Invests in the stocks of real estate         May be a suitable investment for
                                                  investment trusts (REITs), which             you if: (1) you are looking for a
OBJECTIVE:                                        own office buildings, hotels,                simple way to gain indirect
High level of income and moderate                 shopping centers, and other                  exposure to the real estate market
long-term growth of capital                       properties.                                  to further diversify your existing
                                            o     The Fund employs a passively                 holdings, which could include
                                                  managed-or index-approach, by                other stock, bond, and money
ADVISER:                                          holding a mix of securities that             market investments.  (2) you want
The Vanguard Group                                seeks to match the performance of            a stock fund that offers the
P.O. Box 2600                                     the Morgan Stanley REIT Index, a             potential for above-average
Valley Forge, Pennsylvania  19482                 benchmark of U.S. REITs.  Holdings           dividend income.  (Historically,
                                                  of the Index, and thus of the Fund,          the securities that make up the
                                                  are weighted according to each               Index have provided higher
                                                  stock's market capitalization.               dividend income than those in the
                                            o     The Fund holds each stock found in           S&P 500 Index.)  (3) you are
                                                  the Index in approximately the same          seeking modest growth of capital
                                                  proportion as represented in the             over the long term - at least five
                                                  Index itself.  For example, if a             years.
                                                  specific stock represented 2% of
                                                  the Morgan Stanley REIT Index, the
                                                  Fund would invest 2% in that stock

------------------------------------------------------------------------------------------------------------------------------------
                                                          MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
VANGUARD MONEY MARKET PORTFOLIO             o     Invests more than 25% of its assets          May be a suitable investment for
                                                  in high-quality, short-term money            you if: (1) you wish to add a
OBJECTIVE:                                        market instruments issued by                 money market fund to your existing
Income while maintaining liquidity and            companies in the financial services          holdings, which might also include
a stable share price of $1                        industry.  The Fund also invests             stock and bond investments; (2)
                                                  in high-quality money market                 you are seeking income and
                                                  instruments issued by non-financial          stability of principal.
ADVISER:                                          corporations, such as securities
The Vanguard Group                                backed by the full faith and credit
P.O. Box 2600                                     of the U.S. government, securities
Valley Forge, Pennsylvania  19482                 issued by U.S. agencies, or
                                                  obligations issued by corporations
                                                  and financial institutions.

------------------------------------------------------------------------------------------------------------------------------------

POLICY LAPSE AND REINSTATEMENT
------------------------------

LAPSE
Your Policy will lapse if your Policy Cash Value is insufficient to pay the Monthly Deduction and any loan interest due, unless you have paid enough premiums to qualify for the Guaranteed Death Benefit. (See GUARANTEED DEATH BENEFIT.)

GRACE PERIOD
You have a 61-day grace period to provide sufficient payment to keep your Policy in force. The grace period will begin on any Monthly Anniversary when your Policy Cash Value is insufficient to cover the Monthly Deduction for the following month and any loan interest due. We will notify you and any assignee of record of the date the grace period expires and of the premium payment necessary to continue the Policy in effect. During the grace period, you must submit enough premium to cover three Monthly Deductions and any loan interest due. If you do not pay the necessary premium within the grace period, the Policy will lapse, terminating all insurance, including benefits provided by rider. If the Insured dies during the grace period, we will pay your Beneficiary the death benefit, less any due and unpaid Monthly Deductions and any loan interest due through the month of death. During the grace period, or at lapse, we will not refund any Cash Value remaining in the Policy at the beginning of the grace period.

GUARANTEED DEATH BENEFIT
During the first five Policy years, your Policy will qualify for the Guaranteed Death Benefit if specified minimum premium payments have been paid. Guaranteed Death Benefit means that we guarantee that your Policy will not lapse, even if the Cash Value is insufficient to pay for the monthly deduction and any loan interest then due. The determination will be made at each Monthly Anniversary, at which time premium payments must total the Annual Target Premium payment specified in your Policy, adjusted to reflect the number of Monthly Anniversaries since the Policy's Effective Date.

For example, if

     o    Annual Target Premium is $2,000.
     o    The policy has been in force for 3.5 years.


                                VUL Policy - 19

     o    There are no partial surrenders and no loans.
     o    The Cash Value at 3.5 years is insufficient to pay the Monthly
          Deduction.

To qualify for the Guaranteed Death Benefit, premium payments must equal the Annual Target Premiums. Here, $2,000 x 3.5 years = $7,000 premium. If $7,000 total premiums have been paid, then the policy will not lapse because the Guaranteed Death Benefit applies.

The Guaranteed Death Benefit is only available during the first five policy years. We will declare a new Annual Target Premium payment if the Specified Amount is increased or decreased within the first three policy years. We will use the new Annual Target Premium Payment in the Guaranteed Death Benefit calculation.

REINSTATEMENT
You may reinstate a lapsed Policy within five years from the date of lapse and before the Policy's Maturity Date if you meet all of the following requirements:
o  Provide a completed written application for reinstatement.
o  Give proof of insurability satisfactory to USAA Life.
o Make payment of premium sufficient to pay the estimated Monthly Deductions for at least the three Policy months beginning with the effective date of reinstatement.
o  Make payment of, or agreement to reinstate, any Policy Indebtedness.

The Effective Date of the reinstatement will be the Monthly Anniversary on or before we approve your request. Upon reinstatement, the death benefit will be the Specified Amount in effect at lapse, less any reinstated Indebtedness.

Your Policy's initial reinstated Cash Value will be calculated as follows:

o  Net reinstated premium,
o MINUS the monthly deduction for the month following the Effective Date of reinstatement,
o  PLUS (if applicable) any reinstated indebtedness,
o PLUS any interest earnings credited to the loan collateral held in the general account.

An advantage of reinstating a lapsed Policy is that we will not deduct the first-year Administrative Charge again if it has already been paid. A possible disadvantage of reinstatement is that you must pay or reinstate any Policy Indebtedness. A Policy cannot be reinstated once it has been fully surrendered.

CHARGES AND DEDUCTIONS
----------------------

PREMIUM CHARGE
o We deduct a 3% premium charge from each premium as compensation for selling expenses and taxes.
o We deduct the premium charge from all of your premium payments until the gross amount of premium payments exceeds the sum of the Annual Target Premium payments payable over 10 years. (See ANNUAL TARGET PREMIUM Payment.)
o If you increase or decrease the Specified Amount, we will declare a new Annual Target Premium Payment for you and use it to determine whether the premium charge applies.

The amount remaining after we deduct the premium charge is the Net Premium Payment and is the amount we allocate to the Variable Fund Accounts you select.

EXAMPLE:    Annual Target Premium payment is $2,000.
-------     $2,000 x 10 years = $20,000.
            We would no longer deduct the premium charge once you have paid in premiums of $20,000.

MONTHLY DEDUCTIONS FROM CASH VALUE
On your Policy's Effective Date, and each Monthly Anniversary thereafter, we will deduct certain monthly charges from your Policy's Cash Value. (See DEDUCTION OF CHARGES.) The Monthly Deduction includes the following items, each as described below.

     o    Cost of insurance charge.
     o    Charge for optional insurance benefits provided by rider.
     o    Administrative charge.
     o    Maintenance charge.

                                VUL Policy - 20

   COST OF INSURANCE CHARGES. (See CALCULATING YOUR COST OF INSURANCE for a more detailed discussion of the factors that affect the net amount at risk and how the cost of insurance charge is calculated.) Monthly cost of insurance charges depend on a number of variables, including:
   o  Specified Amount of insurance coverage;
   o  Death benefit option you select;
   o  Cost of insurance RATE; and
   o  Investment experience of your value in the Variable Fund Accounts.

   CHARGES FOR OPTIONAL INSURANCE BENEFITS. Monthly Deductions include charges for any optional insurance benefits added to the Policy by rider.
   (See OPTIONAL INSURANCE BENEFITS.)

   ADMINISTRATIVE CHARGES (FIRST POLICY YEAR ONLY). During the first 12 Policy months only, we deduct a monthly Administrative Charge of $10 for start-up administrative expenses we incur in issuing your Policy. These expenses include the cost of processing your application, conducting a medical examination, determining insurability and risk class, and establishing Policy records. The investment advisers or other affiliates of certain Funds may reimburse USAA Life for the cost of administrative services provided to the Funds as investment options under the Policies. Compensation is paid out of fee earnings, based on a percentage of a Fund's average net assets attributable to a Policy.

   MAINTENANCE CHARGE. The Monthly Deduction includes a recurring Maintenance Charge of $5. This charge compensates us for the recurring administrative expenses related to the maintenance of your Policy and of the Separate Account. These expenses include premium notices and collection, record keeping, processing death benefit claims, Policy changes, reporting, and overhead costs. USAA Life guarantees that this charge will not increase during the life of the Policy.

SEPARATE ACCOUNT CHARGES
We deduct certain charges on a daily basis as a percentage of the value of each Variable Fund Account of the Separate Account. These charges reduce your Policy Cash Value.

   MORTALITY AND EXPENSE CHARGE. We assess a daily charge of .00204% (equal to .75% annual rate) against the values of each Variable Fund Account for mortality and expense risks that USAA Life assumes under the Policies. We guarantee that this charge will not increase during the life of your Policy. The mortality risk that USAA Life assumes is that Insureds may live for a shorter period of time than we estimate and thus a greater amount of death benefits than expected will be payable. The expense risk we assume is that expenses incurred in issuing and administering the Policies will be greater than we estimate.

   FEDERAL INCOME TAX CHARGE. Currently, we make no charge against a Variable Fund Account for federal income tax that may be attributable to that Account. We may, however, make such a charge in the future, should it be necessary. We also may make charges for other taxes, if any, attributable to any Variable Fund Account.

TRANSFER CHARGES
For each transfer between Variable Fund Accounts in excess of 18 per Policy Year, we assess a $25 charge. We reserve the right, at any time, and without prior notice, to terminate, suspend, or modify these transfer privileges.

SURRENDER CHARGES

   PARTIAL SURRENDER CHARGE. For each partial surrender, we assess a charge equal to the lesser of $25 or 2% of the amount withdrawn. This charge is an administrative processing fee.

   FULL SURRENDER CHARGE. For full surrenders prior to the end of the 10th Policy Year, we assess the surrender charge described below. The surrender charge compensates USAA Life for the expenses it incurs in distributing the Policies. The amount of the surrender charge will equal a percentage of the Annual Target Premium Payment specified in your Policy, regardless of the amount of premiums you actually pay. The surrender charge depends on when you surrender. As shown in the table below, the surrender charge declines each Policy Year to 0% after the 10th Policy Year.


                                VUL Policy - 21

   -----------------------------------------------------------------------------

   SURRENDER CHARGE AS A % OF ANNUAL TARGET PREMIUM PAYMENT

   POLICY YEAR      1     2     3     4     5     6     7    8     9    10   11+

   APPLICABLE %    50%   45%   40%   35%   30%   25%   20%  15%   10%   5%    0
   -----------------------------------------------------------------------------

Example:
   o  Annual Target Premium payment is $2,000,
   o  Full surrender during the first Policy Year


            Surrender charge = 50% x $2,000 or $1,000 surrender charge

If you increase or decrease your Policy's Specified Amount within the first 10 Policy Years, we will set a new Annual Target Premium Payment for you. We will use the new Annual Target Premium Payment to determine the surrender charge. (See CHANGING YOUR POLICY'S SPECIFIED AMOUNT.) We will not impose a surrender charge at the time you decrease your Policy's Specified Amount.

OTHER CHARGES
The Variable Fund Accounts purchase shares of the Funds at the Net Asset Value
(NAV) of the shares. The NAV reflects the investment management fees and other expenses already deducted from each Fund's assets. These fees and other expenses appear in the Fee Tables. Please refer to the prospectuses for the Funds for more information on these fees and expenses.

DEDUCTION OF CHARGES
We will deduct the Monthly Deduction, any partial surrender charge, and any transfer charge from your value in each Variable Fund Account in the same proportion as each Variable Fund Account's value has to the total Policy Cash Value. Alternatively, you may specify in advance the Variable Fund Account(s) from which you want the partial surrender charge and transfer charge deducted.

DEATH BENEFIT
-------------

The Policy offers two death benefit options, Option A and Option B, which you select on your Policy application. Under either option, we will reduce the amount of death benefit we pay by the amount of any outstanding Indebtedness and any due and unpaid Monthly Deductions. (See PAYMENT OF POLICY Benefits.) Partial surrenders and related surrender charges also will reduce the amount of your death benefit. (See CHANGING YOUR POLICY'S SPECIFIED AMOUNT.) The death benefit increases by any applicable optional insurance benefits provided by rider. (See OPTIONAL INSURANCE BENEFITS.)

--------------------------------------------------------------------------------------------------------------
                OPTION A (LEVEL DEATH BENEFIT)                  OPTION B (INCREASING DEATH BENEFIT)
--------------------------------------------------------------------------------------------------------------
DEATH BENEFIT   Greater of:                                     Greater of:
                    o   Your Policy's Specified Amount, or          o   Your Policy's Specified Amount PLUS
                    o   The Minimum Amount Insured                      your Cash Value, or
                                                                    o   The Minimum Amount Insured
--------------------------------------------------------------------------------------------------------------
PURPOSE         Emphasizes Cash Value Growth                    Emphasizes Death Benefit Growth
--------------------------------------------------------------------------------------------------------------
IMPACT          Cost of Insurance will generally be lower       Death Benefit generally greater than the same
                for same Specified Amount in Option B           Specified Amount in Option A
--------------------------------------------------------------------------------------------------------------

   EXAMPLE OF OPTION A AND OPTION B:
   --------------------------------
     o    Insured less than 40 years old
     o    Policy's Specified Amount is $100,000
     o    No loans or outstanding Monthly Deductions
     o    Policy Cash Value is $25,000

   -----------------------------------------------------------------------------
                  OPTION A                              OPTION B
   -----------------------------------------------------------------------------
   Death Benefit greater of $100,000 or       Death Benefit greater of $125,000
   Minimum Amount Insured*                    ($100,000 Specified Amount plus
                                              $25,000 Cash Value) or the Minimum
                                              Amount Insured*
   -----------------------------------------------------------------------------

                                VUL Policy - 22

      *The Minimum Amount Insured is calculated by multiplying Cash Value by a specific percentage based on the Insured's age. (See CALCULATING YOUR COST OF INSURANCE.)

CHANGING DEATH BENEFIT OPTION
After the death benefit option you selected on your application has been in effect for one Policy Year, you may change it by sending written notice to USAA Life. The new death benefit option also must remain in effect for one Policy Year before we allow another change. There is no charge or fee for changing the death benefit option. The change will become effective on the Monthly Anniversary on or following the date we approve the change. A change in death benefit option will affect your cost of insurance. (See CALCULATING YOUR COST OF INSURANCE.) We will recalculate the maximum premium limitation following a change in death benefit option. (See MINIMUM AMOUNT INSURED under CALCULATING YOUR COST OF INSURANCE.)

OPTION A TO OPTION B
--------------------
     o Option B Specified Amount equals prior Option A Specified Amount MINUS Policy's Cash Value as of the date we receive written notice of the requested change. (The result of this is that the death benefit before and after the change will remain the same.)
     o We will not allow the change if it would result in a Specified Amount that is less than the minimum Specified Amount of $50,000 ($25,000 for Insureds under 18 years of age).
     o If you want the Option B Specified Amount to be the same as the prior Option A Specified Amount, you must provide proof of insurability.

OPTION B TO OPTION A
--------------------
     o Option A Specified Amount equals prior Option B Specified Amount PLUS Policy's Cash Value next determined on the Date of Receipt of written notice. (The result of this is that the death benefit before and after the change will remain the same.)
     o This change does not require proof of insurability, unless you also want to make changes in your Policy's Specified Amount or add optional benefits by rider.

CHANGING POLICY'S SPECIFIED AMOUNT
You may increase or decrease your Policy's Specified Amount, within certain limits. A change in Specified Amount:
     o May increase or decrease your cost of insurance charges (See CALCULATING YOUR COST OF INSURANCE.)
     o    May have tax consequences (See TAX MATTERS.)
     o Does not necessarily require changes in planned periodic premiums (See PLANNED PERIODIC PREMIUM PAYMENTS.)
     o Will require us to set a new Annual Target Premium Payment for the new Specified Amount (See ANNUAL TARGET PREMIUM PAYMENT.)

Whether the premium charge applies is determined using the new Annual Target Premium Payment. (See PREMIUM CHARGE.) We will recalculate the maximum premium limitation following an increase or decrease in Specified Amount.
(See PREMIUM PAYMENTS AND TAX MATTERS.)

Any increase to your Policy's specified Amount must be at least $25,000, unless such increase is in conjunction with a change in death benefit option or to satisfy federal tax law requirements. For any increase, you must apply in writing and we will require satisfactory proof of insurability. An increase will become effective on the Monthly Anniversary on or following the date we approve the increase. Your free look rights to cancel your Policy do not apply to increases in Specified Amounts.

You may not reduce your Policy's Specified Amount to less than $50,000. There are exceptions for reductions resulting from a surrender of Cash Value under Option A and if the Insured is under 18 years of age. We will not allow a reduction that would cause your Policy not to qualify as a life insurance contract for federal tax law purposes. You must request a reduction in writing. To determine the cost of insurance charge, we will apply any decrease in Specified Amount against the most recent increase in Specified Amount. The decrease will become effective on the Monthly anniversary on or following the Date of Receipt of your written notice to USAA Life.

OPTIONAL INSURANCE BENEFITS
---------------------------

You may add one or more of the following optional insurance benefits to your Policy by rider, subject to certain underwriting or issue requirements. Each rider's description in this prospectus is subject to the specific terms and conditions of the rider. We will deduct the cost of any optional insurance benefits as part of the Monthly Deduction. (See MONTHLY DEDUCTIONS.) NOT ALL RIDERS ARE AVAILABLE IN ALL STATES.

                                VUL Policy - 23

ACCELERATED BENEFITS FOR TERMINAL ILLNESS RIDER. This rider provides for an early benefit payment to you upon receipt of proof that the Insured is terminally ill (as defined in the rider). The maximum amount you may receive under the rider prior to the Insured's death is the lesser of (1) 50% of the then current death benefit payable under the Policy (excluding additional benefits payable under other riders), or (2) $250,000. We will deduct the amount of any Indebtedness from the amount of the early payment. We treat the early payment as a lien against Policy values. We reduce the death benefit by the amount of the lien and any Policy loans, plus accrued interest. We will continue to take Monthly Deductions after the early payment. The Owner's access to the Cash Value of the Policy through Policy loans, partial surrenders, or full surrender is limited to any excess of the Cash Value over the amount of the lien. We charge interest on the amount of the early payment and any unpaid Monthly Deductions. We require premium payments to be made for cost of insurance that are still required to be made after the early payment. If such payment is not paid when due, we will pay the premium on behalf of the Owner and add that amount to the early payment amount to be deducted from the death benefit. If the amount of the early payment plus accrued interest and required unpaid cost of insurance premiums ever exceed the amount of the death benefit, we will terminate the Policy and no additional insurance benefits will be payable. There is no charge for this rider.

ACCIDENTAL DEATH BENEFIT RIDER. This rider provides an additional life insurance benefit if the Insured's death results from accidental bodily injury (as defined in the rider). You can select an additional life insurance benefit up to a maximum of $200,000, or the Specified Amount, whichever is less. The premium for this rider is $.84 per $1,000 of coverage per year.

CHILDREN TERM LIFE INSURANCE RIDER. This rider provides level term life insurance on the lives of the Insured's children (as defined in the rider). THE COST FOR THIS RIDER IS $6 PER $1,000 OF COVERAGE PER YEAR.

EXTENDED MATURITY DATE RIDER. This rider permits you to extend your Policy's Maturity Date up to 10 years beyond what it otherwise would be (I.E., the Monthly Anniversary following the Insured's 100th birthday). The death benefit during the extended maturity period will be your Policy's Cash Value less any Indebtedness. Also during this period, the Policy's Cash Value will continue to accrue in the same manner as described in the Policy, and any Policy loans in effect will continue to accrue interest. We will not deduct cost of insurance charges or accept additional premium payments during this period. We will assess the Maintenance Charge during this period. Extension of the Maturity Date is subject to all of the terms and conditions of the Policy, except where they are inconsistent with the rider. Extending the maturity date of your Policy beyond the Insured's age 100 may result in the current taxation of any increases in your Policy's Cash Value that result from investment experience in the Variable Fund Accounts. You should consult a qualified tax advisor before making such an extension.

WAIVER OF MONTHLY DEDUCTION RIDER. This rider waives your Monthly Deduction during periods of total and permanent disability of the Insured, but only if the Insured has been totally and permanently disabled (as defined in the rider) for at least six consecutive months. We will not deduct the amount of any Monthly Deduction waived under this rider from the Cash Value proceeds payable upon maturity of your Policy, or the death benefit proceeds payable if the Insured dies before the Policy matures. If Option A is in effect when we approve a claim under the rider, we will change your death benefit option from Option A to Option B as of the Monthly Anniversary after the disability began. While we are paying benefits under the rider, you may not increase your Policy's Specified Amount. Please note that the rider does not apply to interest under your Policy loans. As a result, it is possible that your Policy could lapse for nonpayment of loan interest. The premium for this rider varies based upon the age of the Insured.

If you would like further information about the optional insurance benefits available under your Policy, please contact us at 1-800-531-2923. Please note that adding or deleting riders, or increasing or decreasing coverage under the riders, can have tax consequences. (See TAX MATTERS.) You should consult a qualified tax advisor.

PAYMENT OF POLICY BENEFITS
--------------------------

BENEFITS AT MATURITY
All Policies will mature on the Monthly Anniversary following the Insured's 100th birthday, unless extended by rider. If the Insured is living at maturity, we will pay the Cash Value of your Policy (less any Indebtedness and any due and unpaid Monthly Deductions). We may postpone payments in certain circumstances. (See POSTPONEMENT OF PAYMENTS.)

PAYMENT AT DEATH
As long as your Policy has not terminated due to lapse, maturity, or full surrender, we will pay your Policy's death benefit to your Beneficiary. We will usually pay the death benefit within seven days after we receive due proof of death at our Home Office and all other requirements necessary to make payment. We will determine the Cash Value portion of the death benefit as of the Valuation Date immediately following the date of death. We will pay the death benefit in cash or under one or more of the payment options you have selected in advance. If you have not selected a payment option, your Beneficiary may select the payment option. We may postpone payment of the death benefit in certain circumstances. (See POSTPONEMENT OF PAYMENTS.)

                                VUL Policy - 24

We will reduce the death benefit by any Indebtedness and any due and unpaid Monthly Deductions. These proceeds will be increased by any applicable additional optional insurance death benefits provided by rider.

DEATH BENEFIT PAYMENT OPTIONS
We will pay the death benefit in a lump sum or under one of the payment options below. During the Insured's lifetime, you may select a payment option. If the Insured dies and you have not chosen a payment option, your Beneficiary can choose a payment option. If you have selected a payment option before the Insured's death, your Beneficiary may not change that option after the Insured's death. Proceeds applied under a payment option will no longer vary by the investment experience of the Variable Fund Accounts.

The nature and timing of your choice of payment option may have tax consequences to you or your Beneficiary. You should consult your tax advisor.

INTEREST ONLY OPTION. The Policy's principal amount may be left on deposit with USAA Life for a mutually determined period, not to exceed thirty years. We will make interest payments at mutually determined regular intervals. The principal amount will earn interest at a minimum rate of 3% compounded annually. At the end of the fixed period, we will pay the principal amount.

INSTALLMENTS FOR A FIXED PERIOD OPTION. Under this option, we will pay the principal amount plus interest in installments for a specified number of years (not more than thirty), as mutually agreed upon. The amount of the installments will not be less than that shown in the Table of Guaranteed Payments contained in your Policy.

INSTALLMENTS OF A FIXED AMOUNT OPTION. Under this option, we will pay the principal amount plus interest in installments, as mutually agreed upon, until the amount applied, together with interest on the unpaid balance, is paid in full.

OTHER OPTIONS. We will apply the principal amount under any other option mutually agreed upon.

Any arrangements involving more than one payment option, or involving a Beneficiary that is not a natural person (E.G., a corporation) or who is a fiduciary (E.G., a trustee) are subject to our approval. In addition, the details of the arrangements are subject to our rules in effect at the time the arrangements take effect.

The Beneficiary may designate a successor payee as to any amount that we would otherwise pay to the Beneficiary's estate. Amounts applied under these payment options will not be subject to the claims of creditors or to legal process, to the extent permitted by law.

CASH VALUE
----------

Your Policy's Cash Value will vary:
     o on a daily basis with the investment experience of the Variable Fund Accounts to which you have allocated your Net Premium Payments;
     o to reflect the effect of various Policy transactions, such as additional premium payments, partial surrenders, and Policy loans; and
     o    to reflect applicable charges and deductions.

YOUR POLICY DOES NOT PROVIDE A MINIMUM GUARANTEED CASH VALUE, WHICH MEANS YOU BEAR THE ENTIRE INVESTMENT RISK THAT YOUR CASH VALUE COULD FALL TO ZERO.

On your Policy Effective Date, your Cash Value will equal your Net Premium Payments, less the Monthly Deduction for the following Policy month. Thereafter, your Cash Value on any Valuation Date will equal the sum of:
     o    your Policy value in each Variable Fund Account;
     o plus, if applicable, any value held in our general account to secure any Policy loan;
     o plus any interest earnings credited on the value held in the general account;
     o    less the amount of any outstanding Indebtedness;
     o less any Monthly Deductions, transfer charges, and partial surrender charges applied through that date.

On each Monthly Anniversary, the Monthly Deduction will reduce your Policy's Cash Value.

                                VUL Policy - 25

CALCULATING YOUR VALUE IN THE VARIABLE FUND ACCOUNTS
When you invest in a Variable Fund Account, you are purchasing units of interest or Accumulation Units (units) of that Account. You purchase units at their price next determined on any given Valuation Date following the receipt of your payment. Therefore, on any given Valuation Date, you can calculate the value of your investment in a Variable Fund Account by multiplying (1) the number of units of each Variable Fund Account credited to your Policy by (2) the price of the units on that Date.

We determine the number of units to credit to you by dividing (1) the Net Premium Payment you allocate to a Variable Fund Account by (2) that Variable Fund Account price per unit or unit value next computed on the Date of Receipt of the premium payment. Certain transactions will affect the number of units in a Variable Fund Account credited to you. Net Premium Payments will increase the number of full or fractional units. Loans, partial or full surrenders, partial surrender charges, transfer charges, and Monthly Deductions involve redemption of full or fractional units and will decrease the number of units. In addition, Transfer of Value among Variable Fund Accounts will decrease the number of units in the Variable Fund Accounts from which value is transferred and increase the number of units in the Variable Fund Accounts to which value is transferred.

Each Variable Fund Account's units are valued separately. We calculate the value of an Accumulation Unit (Accumulation Unit Value [AUV]) for each Variable Fund Account on any Valuation Date by adjusting the unit value from the previous Valuation Date for:
     o    the investment performance of the corresponding Fund;
     o    any dividends or distributions paid by that Fund; and
     o the Separate Account charges that we assess. (See SEPARATE ACCOUNT CHARGES.)

Log on to USAA.COM to access information about your Policy details, Variable Fund Account summaries, and financial activity information. You may also find out information about your Cash Value, including the value and number of units of each Variable Fund Account credited to your Policy, by calling us at 1-800-531-4265.

TRANSFER OF VALUE
Except during the first thirty days after your Policy becomes effective, you may transfer all or part of the value in any Variable Fund Account to any other Variable Fund Account of the Separate Account, up to 18 times per Policy Year, without charge. Each transfer thereafter is subject to a $25 charge.

Some investors try to profit from various strategies known as; for example, switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall, or switching from one portfolio to another and then back out again after a short period of time. As money is shifted in and out, a fund may incur expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Excessive transfer activity can disrupt portfolio management strategy and increase Variable Fund Account expenses, which are borne by all contract owners participating in the Fund Accounts regardless of their transfer activity. This is why the Funds have adopted special policies to discourage short-term trading. Refer to EXCESSIVE SHORT-TERM TRADING in the INVESTMENT OPTIONS section for more detail.

The Policy you are purchasing was not designed for persons engaged in market timing, professional market timing organizations, or other persons that use programmed, large or frequent transfers. The use of such transfers may be disruptive to the underlying Fund and may increase transaction costs. We reserve the right to reject any premium payment or transfer request from any person if, in our judgment, the payment or transfer or series of transfers would have a negative impact on a Variable Fund Account's operations or if a Fund would reject our purchase order. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege. A transfer request could be rejected due to the size of the investment, the timing of the investment, or due to a history of excessive transfers by the owner.

Do not invest with us if you are a market timer. If we identify you as a market timer, we reserve the right to take action including, but not limited to: restricting the availability of transfers through telephone requests, facsimile transmissions, automated telephone services, internet services, or any electronic transfer services. We will inform you in writing of any such transfer restrictions on your Policy.

The minimum amount you can transfer from any Variable Fund Account is $250 (or the remaining Account value if less). A transfer will result in the redemption or purchase (or both) of units of the Variable Fund Accounts involved. You may request a transfer by telephone or by Notice to Us. A request for transfer must clearly state the amount to be transferred, the Variable Fund Account from which it is to be withdrawn, and the Variable Fund Account to which it is to be credited. We will effect the transfer using the Variable Fund Account unit values next computed on the Date of Receipt of your request, unless a postponement of payments is in effect. (See POSTPONEMENT OF PAYMENTS.)

                                VUL Policy - 26

We reserve the right at any time, and without prior notice, to terminate, suspend, or modify these transfer privileges.

LOANS
-----

After your first Policy Year, you may borrow money from USAA Life by using your Policy as the sole security for the loan. The amount that you may borrow is the loan value. The maximum loan value is 85% of your cash surrender value.

You may request a loan by telephone or by Notice to Us, but you must obtain the written consent of all assignees and irrevocable Beneficiaries, if any, before we can make the loan.

We will usually pay you the loan proceeds within 7 days after the Date of Receipt of your loan request, unless a postponement of payments is in effect. (See POSTPONEMENT OF PAYMENTS.)

LOAN COLLATERAL
When you take a loan, we will transfer an amount equal to the loan from your value in the Variable Fund Accounts to our general account. We make this transfer of loan collateral to secure your loan. You may specify the Variable Fund Accounts from which you want us to withdraw the loan collateral. If you do not so specify, we will withdraw the loan collateral from the Variable Fund Accounts in the same proportion as each Account's value has to the total Policy Cash Value. While a loan is outstanding, we will credit the loan collateral with interest on a daily basis at an effective annual rate of 4%.

LOAN INTEREST
You are charged interest on the loan at a maximum annual rate of 6% payable in advance. We have the option of charging less. For Policies that have been in effect more than 10 Policy Years and if the Insured is age 55 or older, we charge a preferred loan interest rate of 4.5%. We have the option of charging less for a preferred loan. The entire amount of interest on your loan balance for each Policy Year is payable in advance at the commencement of the loan and at the beginning of each Policy Year thereafter. We will automatically deduct the interest from your Variable Fund Account(s) in the same proportion as each Account's value has to the total Policy Cash Value on the date the loan starts. Similarly, we will deduct interest from your Variable Fund Account(s) at the beginning of each Policy Year in the same proportion as each Account's value has to the total Policy Cash Value as of that date. If there is insufficient value in your Variable Fund Account(s) to pay the interest in advance, your policy will enter its grace period.

Because interest is paid in advance, loan repayments during a Policy Year may result in an overpayment of interest. We will credit any overpayment of interest to you on the date of any loan repayment.

REPAYMENT OF INDEBTEDNESS
You may repay your Indebtedness (I.E., loans and any unpaid interest) in full or in part at any time before the Insured's death and while the Policy is in effect. If not repaid, we will deduct the Indebtedness from any death benefit, maturity benefit, or full surrender proceeds. You may not repay loans and unpaid loan interest in existence at the end of the grace period until the Policy is reinstated.

You must designate any loan repayment as such. Otherwise, we will treat it as a premium payment. You may direct how you want your loan repayment to be allocated among the Variable Fund Accounts. If you do not specify an allocation, we will allocate your loan repayment to the Variable Fund Accounts in the same proportion as Net Premium Payments are being allocated.

EFFECT OF POLICY LOANS
A loan will reduce the value of the Variable Fund Accounts from which it is deducted. Thus, the amount loaned will not share in the investment experience of the Variable Fund Accounts. A loan, whether repaid or not, will have a permanent effect on the Cash Value of the Policy.

We will determine loan values as of the Date of Receipt of the loan request. A Policy loan may increase the chance that your Policy may lapse and result in adverse tax consequences. For situations where a Policy loan may be treated as a taxable distribution, SEE Tax Matters.


SURRENDERS
----------

You may fully or partially surrender your Policy for all or part of its Cash Value to the extent described below. We will usually pay full or partial


                                VUL Policy - 27
surrenders of Cash Value within seven days after we receive your written request at our Home Office. We will determine the Cash Value of the surrendered amount as of the Date of Receipt of your request for surrender. There may be tax consequences in connection with a full or partial surrender. (See TAX MATTERS.) You must obtain the written consent of all assignees or irrevocable Beneficiaries, if any, before we will process any request for surrender.

We will effect any surrenders using the Variable Fund Account unit values next computed on the Date of Receipt of your Notice to Us or, in the case of partial surrenders, your Notice to Us or telephone request. In certain circumstances, we may postpone the payment of surrenders. (See POSTPONEMENT OF PAYMENTS.)

FULL SURRENDERS
At any time before the Insured's death and while the Policy is still in effect, you may surrender your Policy for its entire cash surrender value by sending Notice to Us. We may require the return of the Policy. We also may assess a surrender charge. (See SURRENDER CHARGES.) We sometimes refer to the net amount you would receive as the Policy's cash surrender value. We will terminate your Policy and all insurance on the Date of Receipt of your Notice to Us.

PARTIAL SURRENDERS
After your first Policy Year and while your Policy is still in effect, but before the Insured's death, you may surrender a portion of your Policy for cash. We will assess an administrative processing fee equal to the lesser of $25 or 2% of the amount withdrawn. You may direct how you would like us to withdraw a partial surrender and the administrative processing fee from your current value in the Variable Fund Accounts. If you do not specify a withdrawal allocation, we will withdraw the partial surrender and the administrative processing fee from the Variable Fund Accounts in the same proportion as each Account's value has to the total Policy Cash Value. (See SURRENDER CHARGES AND DEDUCTION OF CHARGES.) You may request a partial surrender by telephone or by Notice to Us.

Your Policy's remaining Cash Value after a partial surrender may not be less than an amount equal to the then current surrender charge for a full surrender.

Partial surrenders and related surrender charges reduce your Policy's death benefit on a dollar for dollar basis. If the death benefit is the Minimum Amount Insured, your death benefit will be reduced by a multiple of the amount surrendered. Under death benefit Option A, we will reduce the Specified Amount and the Cash Value by the amount of the partial surrender. Under death benefit Option B, we will reduce only the Cash Value portion of the death benefit by the amount of the partial surrender.

TELEPHONE TRANSACTIONS
----------------------
You may submit requests by telephone to change your premium payment allocation, request partial surrenders, request loans, and request Transfer of Value among Variable Fund Accounts. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and only if we do not will we be liable for any losses because of unauthorized or fraudulent instructions. We will obtain information prior to any discussion regarding your Policy including, but not limited to your:

     o    USAA number or Policy number,
     o    name, and
     o    Social Security number.

In addition, we will record all telephone communications with you and will send confirmations of all transactions to your address. Your Policy automatically authorizes you to make telephone transactions, subject to our right to modify, suspend, or discontinue this telephone transaction privilege at any time without prior notice. When filling out your Policy application, you may decline the option of utilizing the telephone transaction privilege.

DOLLAR COST AVERAGING PROGRAM
-----------------------------
The Dollar Cost Averaging Program enables you to make regular, equal investments over time into one or more of the Variable Fund Accounts, by transferring a fixed dollar amount at regular intervals from one or more other Variable Fund Accounts under the Policy.

To begin the Dollar Cost Averaging Program, you must have at least $5,000 in the Variable Fund Account from which you intend to transfer value. The minimum amount you may transfer is $100, or the remaining value of the Account, if less. The transfers must be scheduled to occur over a period of at least 12 months at monthly, quarterly, or semiannual intervals, as you elect.

You may select this Program by submitting a written request to our Home Office or by making a request by telephone. You may cancel your participation in this Program in the same manner.

                                VUL Policy - 28

We will process transfers under the Dollar Cost Averaging Program to be effective at the Accumulation Unit Values (AUV) at the end of the Valuation Period that includes the date of the transfer. No charges apply to transfers made under the Dollar Cost Averaging Program. Also, transfers under this Program do not count against your limit on free transfers.

We reserve the right to suspend, terminate, or modify the Dollar Cost Averaging Program upon providing you written notice thirty days in advance. Should we suspend or terminate the Program, the suspension or cancellation will not affect any Policy for which the Dollar Cost Averaging Program is already in effect.

AUTOMATIC ASSET REBALANCING
---------------------------
USAA Life Insurance Company offers an automatic asset rebalancing service for funds in the Policy. While the Policy is in force, you may choose to automatically reallocate your cash value among the Variable Fund Accounts of the Policy to return your assets to your specified allocations. The Cash Value eligible for rebalancing will be the Cash Value minus outstanding loans and accrued loan interest. You must tell us:

   (a) the percentage you want invested in each Variable Fund Account, if you want to change your existing allocation percentages (whole percentages only);
   (b) how often you want the rebalancing to occur (monthly, quarterly, semiannually or annually); and
   (c) the selected date for rebalancing (1st to the 28th of the month). The selected date may not be a Monthly Anniversary. Rebalancing is completed on the same day of each month. If the New York Stock Exchange is not open on your selected date in a particular month, rebalancing will occur at the close of the Valuation Period that includes the date selected.

While your rebalancing program is in effect, we will transfer amounts among each Variable Fund Account so that the percentage of the eligible Cash Value that you specify is invested in each option at the end of each rebalancing date. Your entire eligible Cash Value must be included in the rebalancing program.

-------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.
-------------------------------------------------------------------------------

You may elect the rebalancing program at any time. You may change your allocation instructions or cancel the program at any time. Transfers under a rebalancing program do not count toward your limit of 18 transfers per Policy Year. You may not participate in Dollar Cost Averaging at the same time you participate in Automatic Rebalancing.

Currently there is no charge for this program. We reserve the right to suspend, terminate, or modify the offering of the program at any time.

POSTPONEMENT OF PAYMENTS
------------------------
We may postpone payments of partial surrenders, full surrenders, Policy loans, maturity benefits, death benefits, and VariableFund Account transfers beyond seven days whenever:

     o    the New York Stock Exchange is closed,
     o the SEC, by order, permits postponement for the protection of Policy Owners, or
     o    the SEC requires trading to be restricted or declares an emergency.

We reserve the right to defer payment of any partial surrenders, full surrenders, Policy loans or refunds that would be derived from a premium payment made by a check until the check has cleared the banking system.

---------------------------------------------------------------------------
Log on to usaa.com for policy details, fund account summaries, and financial activity information.
---------------------------------------------------------------------------

------------------------
MORE POLICY INFORMATION
------------------------

OWNERS AND BENEFICIARIES
------------------------

OWNERS
If you are the Owner of the Policy, the rights and privileges of the Policy during the lifetime of the Insured belong to you. Generally, the Owner is also the Insured, unless a different Owner is designated in the application or at a later date.

                                VUL Policy - 29

    SUCCESSOR OWNER. As Owner, you may designate a successor Owner. If you die without designating a successor Owner, ownership of the Policy will pass to your estate.

    CHANGE OF OWNERSHIP. As Owner, you may change ownership of your Policy, at any time, during the Insured's lifetime, by submitting Notice to Us. The change will take effect on the Date of Receipt of the request. A change of ownership is subject to the rights of an assignee of record and those of any irrevocable Beneficiary. We are not responsible for any payments made or actions taken before we receive your Notice to Us.

    COLLATERAL ASSIGNMENT. As Owner, you may assign the Policy as collateral security by submitting a Notice to Us. You will need to obtain the written consent of any irrevocable Beneficiaries and assignees of record before we recognize any assignment; however, a collateral assignment takes precedence over the interest of a revocable Beneficiary. The assignment will take effect as of the date we receive your Notice to Us. We are not responsible for the validity or effect of any collateral assignment, nor are we responsible for any payment or other action taken before we receive the Notice to Us. We are not bound by an assignment until we receive it at our Home Office.

We will pay any death benefit payable to an assignee in one lump sum. We will pay any remaining proceeds to the designated Beneficiary or Beneficiaries. A collateral assignee is not an Owner. A collateral assignment is not a transfer of ownership, unless it is an absolute assignment. All collateral assignees of record must consent to any full surrender, partial surrender, loan or payment from a Policy under an Accelerated Benefits for Terminal Illness Rider. There may be unfavorable tax consequences, including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the Beneficiary. Therefore, you should consult a qualified tax advisor prior to making an assignment.

BENEFICIARIES
You may name one or more Beneficiaries in your Policy application. You may classify Beneficiaries as primary, contingent, revocable, or irrevocable. If no primary Beneficiary survives the Insured, we will pay the Policy proceeds to the contingent Beneficiaries. Beneficiaries in the same class will receive equal payments unless you direct otherwise. A Beneficiary must survive the Insured in order to receive his or her share of the death benefit proceeds. If a Beneficiary dies before the Insured dies, his or her unpaid share is divided among the remaining Beneficiaries of the same class who survive the Insured. If no Beneficiary survives the Insured, we will pay the proceeds to you, if you are alive, or, if not, to your estate.

    CHANGE OF BENEFICIARY. You may change the Beneficiary while the Insured is living, by submitting a Notice to Us. You must obtain the written consent of any irrevocable Beneficiaries before we will accept any change in Beneficiary. A change in Beneficiary will take effect on the Date of Receipt of the request. We will not be responsible for any payment or other action taken before receipt of your Notice to Us. If we make a payment of death benefits in good faith before receiving the Notice to Us, we will receive credit for the payment against our liability under the Policy. A change of Beneficiary is subject to the rights of an assignee of record.

CALCULATING YOUR COST OF INSURANCE
----------------------------------

For each Monthly Anniversary, we determine your monthly cost of insurance by multiplying (1) the net amount at risk under your Policy by (2) your cost of insurance rate, and (3) dividing the resulting amount by 1000.

NET AMOUNT AT RISK
We determine the net amount at risk by (1) subtracting your Policy Cash Value on any Monthly Anniversary (prior to the application of the Monthly Deduction, including the Cost of Insurance charge) from (2) your Policy's current death benefit (divided by a factor that discounts the death benefit to the beginning of the month). Your Policy death benefit may be the death benefit required to qualify the Policy as life insurance. (See MINIMUM AMOUNT INSURED.)

The net amount at risk may be greater if you have selected death benefit Option B rather than death benefit Option A. (See DEATH BENEFITS.) Since the death benefit payable under Option B is the Specified Amount plus the Cash Value, the difference between the death benefit and the Cash Value will be greater under Option B than under Option A (unless the Minimum Amount Insured applies). As the net amount at risk will be greater, so the cost of insurance also will be greater. The net amount at risk also may be affected by changes in your Policy's Cash Value or in the Specified Amount. (See CASH VALUE AND DEATH BENEFITS.)

The net amount at risk for each Policy continues to be determined generally by subtracting the Policy's Cash Value from the Policy death benefit (divided by a factor that discounts the death benefit to the beginning of the month), regardless of whether the death benefit is the Policy current Specified Amount or the Minimum Amount Insured. The cost of insurance rate applied against the net amount at risk will continue to increase as the Insured's age increases.

                                VUL Policy - 30

NET AMOUNT AT RISK - MORE THAN ONE RISK CLASS
If you increase the Specified Amount and the risk class applicable to the increase is different from that of the initial Specified Amount, then, in determining the cost of insurance charge, we will calculate the net amount at risk separately for each risk class. The method of determining the net amount at risk for each risk class will differ between Option A and Option B. If Option A is in effect, we will apportion the Cash Value among the initial Specified Amount and any increases in Specified Amount. The Cash Value will first be considered a part of the initial Specified Amount. If the Cash Value is greater than the initial Specified Amount, the balance of the Cash Value will then be considered a part of each increase in Specified Amount, beginning with the first increase.

If Option B is in effect, we will determine the net amount at risk by the proportional relationship of the initial Specified Amount and the Specified Amount increases for each new risk class to the total Specified Amount.

Because the method of calculating the net amount at risk is different between Option A and Option B when more than one risk class is in effect, a change in the death benefit option may result in a different net amount at risk for each risk class than would have occurred had the death benefit option not been changed. Thus, the total cost of insurance will be increased or decreased.

COST OF INSURANCE RATES
Your cost of insurance rates are based on the Insured's age, sex, and risk class. Generally, we set cost of insurance rates based on our expectations as to future mortality experience. We apply any changes to cost of insurance rates to all persons of the same age, sex, and risk class. We will give you thirty days notice before any increase in your current cost of insurance rates becomes effective. We guarantee that your cost of insurance rates will never be greater than the maximum cost of insurance rates shown in your Policy. These guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Table and age on the Insured's last birthday.

The risk class of the Insured will affect your cost of insurance rate. USAA Life currently places Insureds into one of three preferred risk classes or into one of two standard risk classes involving higher mortality risks. In an otherwise identical Policy, Insureds in the preferred risk class will have a lower cost of insurance rate than those in a standard risk class. We make all final determinations of an Insured's risk class.

MINIMUM AMOUNT INSURED
----------------------

The Minimum Amount Insured is the amount of insurance proceeds that the Internal Revenue Code requires for your Policy to qualify as life insurance and to exclude the death benefit from your Beneficiary taxable income. If higher than the death benefit under Option A or Option B, we will pay you the Minimum Amount Insured. You can determine the Minimum Amount Insured by multiplying your Policy Cash Value (ignoring the amount of any outstanding loan and any unpaid loan interest) by a specified percentage based on the Insured's age. The specified percentages, which generally decline as the Insured gets older, are:

--------------------------------------------------------------------------------
MINIMUM  AMOUNT INSURED AS A PERCENTAGE OF CASH VALUE
--------------------------------------------------------------------------------

INSURED'S     40 or                                                       95 and
AGE*          Under      45     50     55    60    65    70    75 to 90   older

PERCENTAGE    250%       215%   185%   150%  130%  120%  115%  105%         100%
--------------------------------------------------------------------------------

* Last birthday at the beginning of the Policy Year. A more complete table appears in your Policy.

If, prior to the Insured's death, unexpected increases in your Policy's Cash Value would cause your Policy not to satisfy Internal Revenue Code requirements, we will increase the death benefit to the Minimum Amount Insured so that the death benefit will be excluded from the Beneficiary's taxable income.

------------------------
OTHER INFORMATION
------------------------

USAA LIFE
---------
USAA Life is a stock insurance company incorporated in the state of Texas on June 24, 1963. USAA Life is principally engaged in writing life insurance policies, health insurance policies, and annuity contracts. USAA Life is authorized to transact insurance business in all states of the United States (except New York) and the District of Columbia. On a consolidated basis prepared in conformity with accounting principles generally accepted in the United States of America, USAA Life had total assets of $ 10,251,339,732 on December 31, 2004.


                                VUL Policy - 31

USAA Life is a wholly owned stock subsidiary of USAA, a diversified financial services organization. The commitments under the Policies are USAA Life's, and USAA has no legal obligation to back those commitments. USAA Life is obligated to pay all amounts promised to Policy owners under the Policies.

USAA Life is the depositor administering the Separate Account. USAA Life obligations as depositor of the Separate Account may not be transferred without notice to and consent of the Owners. USAA Life also issues variable annuity contracts through another separate account, which is also a registered investment company. In addition, USAA Life serves as transfer agent of the USAA Life Investment Trust.

SEPARATE ACCOUNT
----------------
By a resolution of the Board of Directors of USAA Life, we established the Separate Account as a separate account on January 20, 1998. The Separate Account is organized as a unit investment trust and registered with the SEC under the Investment Company Act of 1940. Registration does not involve supervision of the management of the Separate Account by the SEC.

The assets of the Separate Account are the property of USAA Life and are held for the benefit of the Owners and other persons entitled to payments under Policies issued through the Separate Account. The assets of the Separate Account equal to the reserves and other liabilities of the Separate Account are not chargeable with liabilities that arise from any other business which USAA Life may conduct.

The Separate Account is divided into Variable Fund Accounts, each representing a different investment objective. Net Premium Payments are allocated to the Variable Fund Accounts in accordance with your instructions. (See INVESTMENT OPTIONS.) Each Variable Fund Account invests exclusively in the shares at the Net Asset Value (NAV) of a Fund. Income and gains and losses from assets in each Variable Fund Account are credited to, or charged against, that Variable Fund Account without regard to income, gains, or losses in the other Variable Fund Accounts.

TAX MATTERS
-----------
The following is a discussion of certain federal income tax matters affecting your ownership of a Policy. The discussion is general in nature, does not purport to be complete or to cover all situations, and should not be considered tax advice, for which you should consult a qualified tax advisor.

The particular situation of each Owner or Beneficiary will determine how ownership or receipt of Policy proceeds will be treated for purposes of the federal estate tax, state inheritance tax and other taxes.

TAXATION OF POLICY PROCEEDS
The following discussion is based on current federal tax law and interpretations. It assumes that the Owner is a natural person who is a U.S. citizen and resident. The tax effects on non-U.S. residents or non-U.S. citizens may be different.

GENERAL. A Policy will be treated as a life insurance contract for federal tax purposes (a) if it meets the definition thereof under Section 7702 of the Internal Revenue Code (the Code) and (b) for as long as the investments made by the underlying Funds in which Premium Payments under the Policy are invested satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the Policies will meet these requirements and that:

     o the death benefit received by the Beneficiary under your Policy will not be subject to federal income tax; and
     o increases in your Policy's Cash Value as a result of investment experience will not be subject to federal income tax unless and until there is a distribution from your Policy, such as a surrender or a partial surrender.

The federal tax consequences of a distribution from or loan under your Policy can be affected by whether your Policy is determined to be a modified endowment contract (MEC) (which is discussed below). In all cases, however, the character of all income that is described below as taxable to the payee will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT (MEC) STATUS. Your Policy will be a MEC if, at any time during the first seven Policy Years, you have paid a cumulative amount of premiums that exceeds the premiums that would have been paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid-up future benefits after the payment of seven level annual premiums. This is called the seven-pay test.

Whenever there is a material change under a Policy, the Policy will generally be
(1) treated as a new contract for purposes of determining whether the Policy is a MEC and (2) subject to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed


                                VUL Policy - 32
formula, the accumulation value of the Policy at the time of such change. A materially changed Policy would be considered a MEC if it failed to satisfy the new seven-pay limit. A material change for these purposes could occur as a result of a change in death benefit option, the selection of additional rider benefits, an increase in your Policy's Specified Amount of coverage, and certain other changes.

If your Policy's benefits are reduced during the first seven Policy Years (or within seven years after a material change), the calculated seven-pay premium limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a decrease in the Specified Amount you request or, in some cases, a partial surrender or termination of additional benefits under a rider.) If the premiums previously paid are greater than the recalculated seven-pay premium level limit, the Policy will become a MEC. A life insurance policy that is received in exchange for a MEC will also be considered a MEC.

OTHER EFFECTS OF POLICY CHANGES. Changes made to your Policy (for example, a decrease in benefits or a lapse or reinstatement of your Policy) may have other effects on the Policy. Such effects may include impacting the maximum amount of premiums that can be paid under your Policy, as well as the maximum amount of accumulation value that may be maintained under your Policy.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT (MEC). As long as your Policy remains in force during the Insured's lifetime as a non-MEC, a Policy loan will be treated as Indebtedness and not a distribution, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan generally will not be tax deductible.

After the first 15 Policy Years, the proceeds from a partial surrender will be subject to federal income tax only to the extent they exceed your basis in your Policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your Policy that were not taxable.) During the first 15 Policy Years, the proceeds from a partial surrender or a reduction in insurance coverage could be subject to federal income tax, under a complex formula, to the extent that your Cash Value exceeds your basis in your Policy.

On the Maturity Date or upon full surrender, any excess of the proceeds we pay (including amounts we use to discharge any Policy loan) over your basis in the Policy will be subject to federal income tax. In addition, if a Policy terminates after a grace period while there is a Policy loan, the cancellation of such loan and accrued loan interest will be treated as a distribution and could be subject to tax under the above rules. Finally, if you make an assignment of rights or benefits under your Policy, you may be deemed to have received a distribution from the Policy, all or part of which may be taxable.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT (MEC). If your Policy is a MEC, any distribution from your Policy during the Insured's lifetime will be taxed on an income-first basis. Distributions for this purpose include (1) loan proceeds (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or (2) partial surrender. Any such distributions will be considered taxable income to you to the extent your Cash Value exceeds your basis in the Policy. (For MECs, your basis is similar to the basis described above for other Policies, except that it also would be increased by the amount of any prior loan under your Policy that was considered taxable income to you.) For purposes of determining the taxable portion of any distribution, all MECs issued by the same insurer (or its affiliate) to the same owner (excluding certain qualified plans) during any calendar year are aggregated. The U.S. Treasury Department has authority to prescribe additional rules to prevent avoidance of income-first taxation on distributions from MECs.

A 10% penalty will apply to the taxable portion of most distributions from a Policy that is a MEC. The penalty will not, however, apply to distributions (1) to taxpayers 59 1/2 years of age or older, (2) in the case of a disability (as defined in the Code), or (3) received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary. If your Policy terminates after a grace period while there is a Policy loan, the cancellation of such loan will be treated as a distribution to the extent not previously treated as such and could be subject to federal income tax, including the 10% penalty, as described above. In addition, on the Maturity Date and upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the Policy will be subject to federal income tax and, unless an exception applies, the 10% penalty.

Distributions that occur during a Policy Year in which your Policy becomes a MEC, and during any subsequent Policy Years, will be taxed as described in the two preceding paragraphs. In addition, distributions from a Policy within two years before it becomes a MEC also will be subject to tax in this manner. This means that a distribution made from a Policy that is not a MEC could later become taxable as a distribution from a MEC. The Treasury Department has been authorized to prescribe rules that would treat similarly other distributions made in anticipation of a Policy becoming a MEC.

                                VUL Policy - 33

POLICY LAPSES AND REINSTATEMENTS. A Policy that has lapsed may have the tax consequences described above, even though you may be able to reinstate that Policy. For tax purposes, some reinstatements may be treated as the purchase of a new life insurance contract.

TERMINAL ILLNESS RIDER. Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the Code, are generally excludable from the payee's gross income. We believe that the benefits provided under our terminal illness rider meet the Code's definition of terminally ill and can qualify for this income tax exclusion. This exclusion does not apply, however, to amounts paid to someone other than the Insured, if the payee has an insurable interest in the Insured's life because the Insured is a director, officer or employee of the payee or by reason of the Insured being financially interested in any trade or business carried on by the payee.

DIVERSIFICATION. Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements for insurance company separate accounts - for these purposes, each Variable Fund Account is treated as a separate account. Failure to comply with these regulations would disqualify your Policy as a life insurance contract for federal tax purposes. If this occurred, you would be subject to federal income tax on the income under the Policy for the period of the disqualification and all subsequent periods. Each Variable Fund Account, through the underlying Fund in which it invests, intends to continue to comply with these requirements.

In connection with the issuance of the diversification regulations in 1986, the Treasury Department stated that guidance would be provided concerning the circumstances in which an insurance policy owner's control of a separate account's investments may cause that owner, rather than the insurance company, to be treated as owning the assets in the account. If you (rather than USAA
Life) were considered the owner of the Separate Account's assets attributable to your Policy, income and gains from the account would be included in your gross income currently for federal income tax purposes. USAA Life reserves the right to amend the Policies in any way necessary to avoid any such result. As of the date of this prospectus, no such guidance has been issued, although the Treasury Department has informally indicated that any such guidance could limit the number of investment funds or the frequency of transfers among such funds. These guidelines may apply only prospectively, although retroactive application is possible if such standards are considered not to embody a new position.

FEDERAL ESTATE AND GENERATION-SKIPPING TAXES. If the Insured is the Policy Owner, the death benefit under the Policy will be includable in the Owner's estate for federal estate tax purposes. If the Owner is not the Insured, under certain conditions only an amount approximately equal to the cash surrender value of the Policy would be so includable. In general, taxable estates of less than $1,500,000 for decedents dying during 2005 (increasing incrementally to $3,500,000 in 2009) (exclusion amount) will not incur a federal estate tax liability. In addition, an unlimited marital deduction is available for federal estate tax purposes.

As a general rule, if a transfer of property is made to a person two or more generations younger than the donor, a federal tax is payable at rates similar to the maximum federal estate tax rate in effect at the time. The generation-skipping tax provisions generally apply to transfers that would be subject to the federal estate tax rules. Individuals are generally allowed an aggregate generation-skipping tax exemption of $1,500,000 for 2005, and thereafter an exemption equal to the exclusion amount. Because these rules are complex, you should consult with a qualified tax advisor for specific information, especially where benefits are passing to younger generations.

If the Owner of the Policy is not the Insured, and the Owner dies before the Insured, the value of the Policy, as determined for federal estate tax purposes, is includable in the federal gross estate of the Owner for those purposes.

PENSION AND PROFIT-SHARING PLANS. If Policies are purchased by a trust that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Code (a plan) for the benefit of participants covered under the plan, the federal income tax treatment of such Policies will be somewhat different from that described above.

If insurance is purchased for a participant as part of a plan, the reasonable net annual premium cost for such insurance is treated as ordinary income to the participant. The amount so treated is the lower of the IRS P.S. 58 table cost or the life insurance company's actual rates for standard risks. If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's Beneficiary, then the excess of the death benefit over the Policy's Cash Value will not be subject to federal income tax. However, the Policy's Cash Value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy, which will generally include the costs of insurance previously taxable as income to the participant. Special rules may apply if the participant had borrowed from the Policy or was an owner-employee under the plan.

                                VUL Policy - 34

There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a plan. You should consult a qualified tax advisor.

OTHER EMPLOYEE BENEFIT PROGRAMS. Complex rules may also apply when a Policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. These Policy Owners must consider whether the Policy was applied for by or issued to a person having an insurable interest under applicable state law and with the Insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the Policy as life insurance for federal tax purposes and the right of the Beneficiary to receive a death benefit.

ERISA. Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. You should consult a qualified legal advisor.

WHEN WE WITHHOLD INCOME TAXES. Generally, unless you provide us with an election to the contrary before we make the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your Policy. In some cases, where generation-skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory written notification that no such taxes are due.

TAX CHANGES. The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and MECs, or adopt new interpretations of existing law. State and local tax laws or, if you are not a U.S. citizen or resident, foreign tax laws, may also affect the tax consequences to you, the Insured, or your Beneficiary, and are subject to change. Any changes in federal, state, local, or foreign tax law or interpretation could have a retroactive effect. We suggest you consult a qualified tax advisor.

TAXATION OF USAA LIFE
USAA Life is taxed as a life insurance company under the Code. USAA Life does not initially expect to incur any federal income tax liability on the earnings or the realized capital gains attributable to any Variable Fund Account. If, in the future, USAA Life determines that a Variable Fund Account may incur federal income tax, then we may assess a charge against the Variable Fund Accounts for that tax. Any charge will reduce a Policy Cash Value.

We may have to pay state, local, or other taxes in addition to applicable taxes based on premiums. At present, these taxes are not substantial. If they increase, we may make charges for such taxes when they are attributable to the Separate Account or allocable to the Policies.

LEGAL PROCEEDINGS
-----------------
USAA LIFE, LIKE OTHER LIFE INSURANCE COMPANIES, IS INVOLVED IN LAWSUITS, INCLUDING CLASS ACTION LAWSUITS. IN SOME CLASS ACTION AND OTHER LAWSUITS INVOLVING INSURERS, SUBSTANTIAL DAMAGES HAVE BEEN SOUGHT AND/OR MATERIAL SETTLEMENT PAYMENTS HAVE BEEN MADE. ALTHOUGH THE OUTCOME OF ANY LITIGATION CANNOT BE PREDICTED WITH CERTAINTY, USAA LIFE BELIEVES THAT, AS OF THE DATE OF THIS PROSPECTUS, THERE ARE NO PENDING OR THREATENED LAWSUITS THAT WILL HAVE A MATERIALLY ADVERSE IMPACT ON USAA LIFE OR THE SEPARATE ACCOUNT.

FINANCIAL STATEMENTS
--------------------
The financial statements for the Separate Account and USAA Life appear in the SAI. To obtain a copy of the SAI, call us at 1-800-531-2923.

You should consider our financial statements only as bearing on our ability to meet our obligations under the Contracts. Our financial statements do not bear on the investment performance of the Separate Account.

-----------
DEFINITIONS
-----------

IN THIS PROSPECTUS:
-------------------

ACCUMULATION UNIT or UNIT means an accounting unit of measure that we use to calculate values in each Variable Fund Account. The value of one unit is known as the Accumulation Unit Value (AUV).

                                VUL Policy - 35

ADMINISTRATIVE CHARGE means a monthly charge deducted from the Policy's Cash Value during the first Policy Year only. The Administrative Charge compensates us for the start-up expenses we incur in issuing the Policy. The Administrative Charge is shown on the Policy Information Page.

ANNIVERSARY means the same date each succeeding year as the Effective Date of the Policy.

ANNUAL TARGET PREMIUM PAYMENT means an annual amount of premium payment that we establish when we issue your Policy. It is shown on the Policy Information Page. We use it to determine whether a premium charge will be deducted from premium payments, whether a surrender charge is imposed on a full surrender, and whether the Guaranteed Death Benefit applies.

BENEFICIARY means the person or entity designated to receive the death benefit upon the Insured's death.

CASH SURRENDER VALUE means your Policy Cash Value less the surrender charge, if any, payable on full surrender of your Policy.

CASH VALUE, on the Effective Date, means the Net Premium less the Monthly Deduction for the following month. Thereafter, on any Valuation Date, Cash Value means the sum of:

     o your Policy value that you invest in the Variable Fund Accounts; o plus, if applicable, any value that is held in USAA Life's general account to secure any Policy loan;
     o plus any interest earnings we credit on the value held in the general account;
     o less the amount of any outstanding loan including any unpaid loan interest; and
     o less any Monthly Deductions, transfer charges, and partial surrender charges we apply through that date.

DATE OF RECEIPT means the date we actually receive the item at our Home Office, subject to two exceptions:

     o IF WE RECEIVE THE ITEM ON A DATE OTHER THAN A VALUATION DATE, THE DATE OF RECEIPT WILL BE THE FOLLOWING VALUATION DATE; AND
     o if we receive the item on a Valuation Date after close of regular trading of the New York Stock Exchange, the Date of Receipt will be the following Valuation Date.

DEATH BENEFIT means the benefit we pay in accordance with the death benefit option in effect on the Insured's death (1) reduced by any Indebtedness and any due and unpaid Monthly Deductions; and (2) increased by any optional insurance benefits provided by rider.

DEATH BENEFIT OPTION means one of the two death benefit options that the Policy provides, namely, Option A and Option B. Option A is the greater of the current Specified Amount or the Minimum Amount Insured. Option B is the greater of the current Specified Amount, plus the Policy Cash Value, or the Minimum Amount Insured.

EFFECTIVE DATE means the date we approve the application and issue your Policy or the date we approve any increase in Specified Amount under your Policy. The Effective Date is shown on the Policy Information Page.

FREE LOOK PERIOD means the period of time required by state law during which you may return the Policy for cancellation and receive a refund. The Free Look Period is shown on the Policy Information Page. You may cancel your Policy within 10 days of receipt (or a longer period depending on where you reside). Your initial premium payment allocated to any of the Variable Fund Accounts is invested in the Vanguard Money Market Portfolio Variable Fund Account during the Free Look Period plus five calendar days. (See FREE LOOK RIGHT.)

FUND means an investment portfolio that has specific investment objectives and policies and is offered by a mutual fund.

GUARANTEED DEATH BENEFIT means that if you pay a sufficient amount of premium, we guarantee your Policy will not lapse during the first five Policy Years.

HOME OFFICE means USAA Life Insurance Company, USAA Building, 9800 Fredericksburg Road, San Antonio, Texas 78288.

INDEBTEDNESS means the sum of all unpaid Policy loans and any unpaid accrued interest due on such loans.

INSURED means the person whose life is insured. The Insured is identified on the Policy Information Page. The Insured may or may not be the Owner.

                                VUL Policy - 36

LAPSE means your Policy has terminated because of insufficient Cash Value from which to deduct the Monthly Deduction and any loan interest then due. No insurance coverage exists when your Policy has lapsed.

MAINTENANCE CHARGE means a monthly charge that we deduct from the Policy's Cash Value. The Maintenance Charge compensates us for recurring administrative expenses related to the maintenance of the Policy and the Separate Account. The Maintenance Charge is shown on the Policy Information Page.

MATURITY DATE means the date that we will pay your Policy's Cash Value to you, as long as the Policy has not terminated because of lapse, full surrender, or the Insured's death. The Maturity Date is shown on the Policy Information Page.

MONTHLY ANNIVERSARY means the same date of each succeeding month as the Effective Date of your Policy.

MONTHLY DEDUCTION means a charge we make under your Policy each month against the Policy's Cash Value. The charge is equal to:

     o    the cost of insurance and any riders; plus
     o the Administrative Charge that is applied during the first 12 months that the Policy is in effect; plus
     o    the Maintenance Charge.

MINIMUM AMOUNT INSURED means the minimum amount of life insurance required by the Internal Revenue Code to qualify your Policy as life insurance and to exclude the death benefit from a Beneficiary's taxable income.

NET ASSET VALUE (NAV) means the current value of each Fund's total assets, less all liabilities, divided by the total number of shares outstanding.

NET PREMIUM PAYMENT means the amount of a premium payment less the Policy's premium charge.

NOTICE TO US means your signed statement that we receive at our Home Office and that is in a form satisfactory to us.

OWNER means the person to whom we owe the rights and privileges of the Policy.

POLICY INFORMATION PAGE means the page that identifies certain information about the Policy and specifies certain terms of the Policy.

POLICY YEAR means a period of twelve calendar months starting with the Effective Date of the Policy, and each 12-month period thereafter. For example, if your Policy was issued on July 15, your first Policy Year would end on the following July 14. Each subsequent Policy Year would start on July 15 and end on July 14.

PREMIUM CHARGE means an amount that we deduct from premium payments to compensate us for sales charges and taxes related to the Policy.

SEPARATE ACCOUNT means the Life Insurance Separate Account of USAA Life Insurance Company. The Separate Account is an investment account established under Texas law through which we invest the Net Premium Payments we receive for investment in the Variable Fund Accounts under the Policy. The Separate Account is divided into subdivisions called the Variable Fund Accounts. Each Variable Fund Account invests the Net Premium Payments allocated to it in a particular Fund. We own the assets of the Separate Account. To the extent that the assets are equal to the reserves and other contractual liabilities, they are not chargeable with liabilities arising out of any other business of ours. We credit or charge the income, gains, and losses, realized or unrealized, from the assets of the Separate Account to or against the Separate Account without regard to our other income, gains or losses. We registered the Separate Account as an investment company under federal securities law.

SPECIFIED AMOUNT means the minimum death benefit payable as long as the Policy is in effect. It is also the amount of life insurance we issue. The specified amount is shown on the Policy Information Page.

SURRENDER CHARGE means an amount that we may deduct from your Policy's Cash Value if you surrender your Policy in full.

VALUATION DATE means any business day, Monday through Friday, on which the New York Stock Exchange is open for regular trading, except

     o    any day on which the value of the shares of a Fund is not computed, or

                                VUL Policy - 37

     o any day during which no order for the purchase, surrender or transfer of Accumulation Units is received.

VALUATION PERIOD means the period of time from the end of any Valuation Date to the end of the next Valuation Date.

VARIABLE FUND ACCOUNT means a subdivision of the Separate Account in which you may invest Net Premium Payments. The Policy provides several Variable Fund Accounts. Each Variable Fund Account corresponds to a particular Fund. Net Premium Payments that you allocate to a Variable Fund Account are invested in a particular Fund. We also refer to the Variable Fund Accounts as Accounts in this prospectus.

WE, OUR, US, OR USAA LIFE means USAA Life Insurance Company.

YOU, YOUR OR YOURS refers to the Owner of the Policy.

STATEMENT OF ADDITIONAL INFORMATION
-----------------------------------

A Statement of Additional Information (SAI), with the same date as this prospectus, containing further information about the Life Insurance Separate Account of USAA Life Insurance Company and the Variable Universal Life Insurance Policy is available from us upon request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and Cash Values, without charge, from us. To request a Statement of Additional Information, a personalized illustration or any information about your Policy call us at 1-800-531-2923 or write to us at 9800 Fredericksburg Road, San Antonio, TX 78288.

Information about the Life Insurance Separate Account of USAA Life Insurance Company (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC or at the SEC's website, HTTP://WWW.SEC.GOV. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, NW, Washington, DC, 20549-0102. You can also call the SEC at 1-202-942-8090.

We have not authorized anyone to give any information or make any representations other than those contained in this prospectus, the SAI or other material filed with the SEC (or any sales literature we approve) in connection with the offer of the Policies described in this prospectus. You may not rely on any such information or representations, if made. This prospectus does not constitute an offer in any jurisdiction to any person to whom such offer would be unlawful.

The table of contents for the SAI is as follows:

      Additional Information About Operation of Policies and Separate Account Special Considerations
      State Regulation of USAA Life
      Underwriters
      Illustrations
      Legal Matters
      Independent Auditors
      Financial Statements


                                VUL Policy - 38

                                    INVESTMENT COMPANY ACT FILE NUMBER 811-08625




                                VUL Policy - 39

                       Life Insurance Separate Account of
                           USAA Life Insurance Company
                                  (Registrant)

                           USAA Life Insurance Company
                                   (Depositor)

                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
                                 1-800-531-2923

                       STATEMENT OF ADDITIONAL INFORMATION
                    VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                                   May 1, 2005

This Statement of Additional Information (SAI) contains additional information regarding the Variable Universal Life Insurance Policy (the Policy) offered by USAA Life Insurance Company (USAA Life). This SAI is not a prospectus, and should be read together with the prospectus for the Policy dated May 1, 2005 and the prospectuses for the Funds. You may obtain a copy of these prospectuses by calling us at 1-800-531-2923 or by writing to us at the address above.

------------------------------------------------------------------------------

                                TABLE OF CONTENTS


ADDITIONAL INFORMATION ABOUT OPERATION OF POLICIES AND SEPARATE ACCOUNT......2
  THE POLICIES...............................................................2
  INCONTESTABILITY...........................................................2
  MISSTATEMENT OF AGE OR SEX.................................................2
  SUICIDE EXCLUSION..........................................................2
  NONPARTICIPATING POLICY....................................................3
  REPORTS AND RECORDS........................................................3
SPECIAL CONSIDERATIONS.......................................................3
STATE REGULATION OF USAA LIFE................................................4
UNDERWRITERS.................................................................4
ILLUSTRATIONS................................................................4
LEGAL MATTERS................................................................4
INDEPENDENT AUDITORS.........................................................4
FINANCIAL STATEMENTS.........................................................4




                                VUL Part C -- 1

ADDITIONAL INFORMATION ABOUT OPERATION OF POLICIES AND SEPARATE ACCOUNT
-----------------------------------------------------------------------

THE POLICIES
The Policy is a legal contract between you and us. The consideration for issuing the Policy is:
     o    completion of the application, and
     o    payment of the first full premium.

The entire contract consists of:
     o    your Policy,
     o    your Policy application, and
     o    any supplemental applications, riders, endorsements, and amendments.

    WE WILL CONSIDER STATEMENTS IN THE APPLICATION AS REPRESENTATIONS AND NOT WARRANTIES. WE WILL NOT USE ANY REPRESENTATION TO VOID YOUR POLICY OR DEFEND A CLAIM UNDER YOUR POLICY UNLESS IT IS CONTAINED IN YOUR WRITTEN APPLICATION OR SUPPLEMENTAL APPLICATION. ONLY THE PRESIDENT OR SECRETARY OF USAA LIFE HAS AUTHORITY TO CHANGE OR WAIVE A PROVISION OF YOUR POLICY, AND THEN ONLY IN WRITING.

All requests for changes to your Policy must be clear and in writing, and must be received by our Home Office.

This Policy is subject to the laws of the state where it is issued. To the extent that the Policy may not comply, it will be interpreted and applied to comply.

INCONTESTABILITY
We will not contest a Policy, or any increase in Specified Amount, except for lapse or fraud, after the Policy or increase has been in effect during the Insured lifetime for two years. Each increase in the Specified Amount will have its own two-year contestable period beginning with the Effective Date of the increase. During any two-year contestable period, we have the right to contest the validity of your Policy based on material misstatements made in the application or any supplemental application. The two-year contestable period begins on the Effective Date of your Policy, or, in the case of an increase, on the date the increase is approved and made effective.

If your Policy is reinstated after lapse, a new two-year contestable period begins on the date of reinstatement. If the Policy has been in force for two years during the lifetime of the Insured, it will be contestable only as to statements made in the reinstatement application. If the Policy has been in force for less than two years, it will be contestable as to statements made in any reinstatement applications as well as the initial application.

The incontestability provisions do not apply to optional insurance benefits added to your Policy by rider. Each rider contains its own incontestability provision.

If we contest and rescind your Policy, you will receive your premiums paid, less any Indebtedness and any previous partial surrenders.

MISSTATEMENT OF AGE OR SEX
Age means the Insured's age on his or her last birthday. If the Insured's age or sex has been misstated on the application or any supplemental application, we will adjust the Cash Value and death benefit to those based on the correct Monthly Deductions, based on the correct age or sex, since the Policy Effective Date.

SUICIDE EXCLUSION
Your Policy does not cover suicide by the Insured, while sane or insane, during an exclusion period after the Policy Effective Date. This exclusion period is generally two years from the Policy's Effective Date but may vary by state. If the Insured commits suicide during this period, our sole liability will be to refund all premiums paid, less any Indebtedness and previous partial surrenders. We will not pay any death benefit in those circumstances.

If your Policy lapses and is later reinstated, we will measure the two-year suicide exclusion period from the Effective Date of reinstatement. If you increase your Policy's Specified Amount, we will measure the two-year suicide exclusion period for the increase from the increase's Effective Date. If the Insured dies as a result of suicide (whether sane or insane) during the separate two-year suicide exclusion period, we will only pay the death benefit attributable to the initial Specified Amount (on which the two-year suicide exclusion period has expired). We will refund the premium payments less any


                                VUL Part C -- 2

Indebtedness and any partial surrenders attributable to the increase in the Specified Amount.

NONPARTICIPATING POLICY
YOUR POLICY IS NONPARTICIPATING, WHICH MEANS YOU WILL NOT SHARE IN ANY OF OUR PROFITS OR SURPLUS EARNINGS. WE WILL NOT PAY DIVIDENDS ON YOUR POLICY.

REPORTS AND RECORDS
We will maintain all records relating to the Policy and the Separate Account. We will mail to you a Policy annual statement showing:

     o    the amount of death benefit;
     o    the Cash Value;
     o    any Indebtedness;
     o    any loan interest charge;
     o    any loan repayment since the last annual statement;
     o    any partial surrender since the last annual statement;
     o    all premium payments since the last annual statement;
     o    all deductions and charges since the last annual statement; and
     o other pertinent information required by any applicable law or regulation, or that we deem helpful to you.

We will mail the statement within thirty days after the Policy anniversary, or, at our discretion, within thirty days after the end of each calendar year showing information as of a date not more than sixty days prior to the mailing of the annual statement. We also will send you periodic reports for the Funds that correspond to the Variable Fund Accounts, periodic reports for the Separate Account, and any other information, as required by state and federal law.

We will mail confirmation notices (or other appropriate notification) promptly at the time of the following transactions:

     o    Policy issue;
     o    receipt of premium payments;
     o    transfers among Variable Fund Accounts;
     o    change of premium allocation;
     o    change of death benefit option;
     o    increases or decreases in Specified Amount;
     o    partial surrenders;
     o    receipt of loan repayments; and
     o    reinstatement.



SPECIAL CONSIDERATIONS
----------------------
The Funds managed by the Vanguard Group, Fidelity Management & Research Company, Deutsche Investment Management Americas, Fred Alger Management, Barrow Hanley Mewhinney & Strauss, Granahan Investment Management, Grantham Mayo Van Otterloo & Co., Schroder Investment Management, Marsico Capital Management, MFS Investment Management, and Wellington Management Company, LLP may offer shares to separate accounts of unaffiliated life insurance companies to fund benefits under variable annuity contracts and variable life insurance policies. The Funds managed by USAA Investment Management Company (USAA IMCO) offer shares only to our separate accounts to fund benefits under the Policies and the variable annuity contracts that we offer. The boards of directors or trustees of these Funds monitor for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Fund's board of directors or trustees may require a separate account to withdraw its participation in a Fund. A Fund's Net Asset Value (NAV) could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

                                VUL Part C -- 3

STATE REGULATION OF USAA LIFE
-----------------------------
USAA Life, a stock life insurance company organized under the laws of Texas, is subject to regulation by the Texas Department of Insurance. An annual statement is filed with the Texas Department of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of USAA Life as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines the liabilities and reserves of USAA Life and the Separate Account and certifies their adequacy.

In addition, USAA Life is subject to the insurance laws and regulations of all other states and jurisdictions where it is licensed. Generally, the Insurance Department of any other state applies the laws of the state of Texas in determining USAA Life permissible investments.

UNDERWRITERS
------------
We intend to sell the Policy in all states in which we are licensed and the District of Columbia. USAA IMCO, located at 9800 Fredericksburg Road, San Antonio, Texas 78288, is the principal underwriter distributing the Policies. USAA IMCO, a Delaware corporation, organized in May 1970, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is an active member of the National Association of Securities Dealers, Inc. USAA IMCO is an indirect wholly owned subsidiary of USAA and is an affiliate of USAA Life.

The Policy will be sold by licensed life insurance sales representatives who are also registered representatives of USAA IMCO. These licensed insurance sales representatives are salaried employees of USAA Life and receive neither direct nor indirect commissions nor any renewal commissions from the sale of the Policies. The Policies are sold and premium payments are accepted on a continuous basis.

USAA IMCO serves as principal underwriter for the Policies pursuant to an amended and restated Distribution and Administration Agreement with USAA Life dated March 30, 1998. Pursuant to this agreement, USAA Life bears the cost of the salaries of the sales representatives who sell the Policies and substantially all other distribution expenses of the Policies. USAA IMCO receives no commission for serving as principal underwriter of the Policies. The agreement terminates upon its assignment or upon at least sixty days notice by either party. USAA IMCO serves as both principal underwriter and investment adviser for the following registered investment companies: USAA Tax Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust, USAA Mutual Fund, Inc., and USAA Life Investment Trust. In addition, USAA IMCO serves as principal underwriter for the Separate Account of USAA Life, a registered investment company.

ILLUSTRATIONS
-------------
Illustrations are tools that can help demonstrate how the Policy operates, given the Policy's charges, investment options and any optional features selected, how you plan to accumulate or access Policy value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy's death benefits, cash surrender values, and Policy values with those of other variable life insurance policies based upon the same or similar assumptions.

LEGAL MATTERS
-------------
The firm of Kirkpatrick & Lockhart LLP, Washington, D.C., has advised USAA Life on certain federal securities law matters. All matters of Texas law pertaining to the Policy, including the validity of the Policy and USAA Life right to issue the Policy under Texas insurance law, have been passed upon by Mark S. Howard, Senior Vice President, Secretary and Counsel of USAA Life.

INDEPENDENT AUDITORS
--------------------
The audited financial statements and financial highlights of the Separate Account as of December 31, 2004, and for each of the years or periods presented, and the audited consolidated financial statements of USAA Life Insurance Company and its subsidiaries as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, are included in this SAI or will be included in an amendment to this SAI. The information has been audited by Ernst & Young LLP, independent certified public accountants, through their offices located 1900 Frost Bank Tower, 100 West Houston Street, San Antonio, Texas 78205.

FINANCIAL STATEMENTS
--------------------


                                VUL Part C -- 4

PART C:  OTHER INFORMATION

EXHIBITS
--------

       A. Resolution of Board of Directors of USAA Life Insurance Company establishing Life Insurance Separate Account of USAA Life Insurance Company. (The resolution is filed in lieu of a trust or indenture creating a unit investment trust.)(1)

       B.     None.

       C. Underwriting Agreement by and between USAA Life Insurance Company and USAA Investment Management Company effective May 1, 2003(9)

       D. Revised Form of Variable Universal Life Insurance Policy (Policy Form No. VUL 31891TX), including riders.(2)

       E.
              1. Revised Form of Application for the Variable Universal Life Insurance Policy filed as Exhibit D.(2)
              2. Form of Application for Variable Universal Life Insurance Policy Change.(2)
              3.     Section 1035 Exchange Form.(2)

       F.
              1. Articles of Incorporation of USAA Life Insurance Company, as amended.(3)
              2. Bylaws of USAA Life Insurance Company, as amended, February 20, 2000.(4)
              3. Bylaws of USAA Life Insurance Company, as amended, April 20, 2004 (filed herewith)

       G.
              1. Novation Agreement among USAA Life Insurance Company, Munich American Reassurance Company, and Continental Assurance Company (acquired by Munich) Effective June 30, 2001(9)
              2. Self-Administered Automatic Yearly Renewable Term Reinsurance Agreement Between USAA Life Insurance Company and Continental Assurance Company, Effective June 1, 1998(9)
             3. Risk Premium Reinsurance Agreement between USAA Life Insurance Company and Reinsurance Group of America, Inc. Effective June 1, 1998(9)
              4. Yearly Renewable Term Reinsurance Agreement between USAA Life Insurance Company and The Lincoln National Life Insurance Company, Effective June 1, 1998(9)
              5. Automatic Reinsurance Agreement Effective June 1, 1998 between USAA Life Insurance Company and Munich American Reassurance Company (9)
              6. Automatic Reinsurance Agreement Effective June 1, 1998 between USAA Life Insurance Company and American Phoenix Life and Reassurance Company(9).
              7. Automatic and Facultative Reinsurance Agreement Effective June 1, 1998 between USAA Life Insurance Company and Security Life of Denver Insurance Company(11)

       H.

              1. Amended Participation Agreement by and between Scudder Variable Life Investment Fund and USAA Life Insurance Company, dated February 3, 1995, as amended May 21, 1998.(5)
              2. Amended Participating Contract and Policy Agreement by and between Scudder Investor Services, Inc. and USAA Investment Management Company, dated February 3, 1995, as amended February 29, 1998.(5)
              3. Amended Reimbursement Agreement by and between Scudder Kemper Investments, Inc. and USAA life Insurance Company, dated February 3, 1995, as amended May 21, 1998.(5)
              4. Amended Letter Agreement by and between Scudder Kemper Investments, Inc., Scudder Investor Services, Inc., Scudder Variable Life Investment Fund, USAA Life Insurance Company


                                VUL Part C -- 5
                     and USAA Investment Management Company, dated February 3, 1995, as amended March 16, 1998.(5)
              5. Amended Participation Agreement by and between The Alger American Fund, Fred Alger Management, Inc., Fred Alger & Company, Incorporated, and USAA Life Insurance Company, dated December 16, 1994, as amended March 16, 1998.(2)
              6. Amended Expense Allocation Agreement by and between Fred Alger Management, Inc., Fred Alger & Company, Inc., and USAA Life Insurance Company, dated December 16, 1994 as amended March 16, 1998.(2)
              7. Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation, and USAA Life Insurance Company, dated March 12, 2001.(6)
              8. Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation, and USAA Life Insurance Company, dated February 20, 2001.(6)

       I.
              1. Administrative Services Agreement, by and between USAA Life Insurance Company and US-AA Life Investment Trust effective May 1, 2003.(8)
              2. Administrative Services Agreement, by and between USAA Life Insurance Company and USAA Investment Management Company.(8)
              3. Investment Advisory Agreement by and between USAA Life Investment Trust and USAA Investment Management Company, dated November 1, 2002.(6)
              4. Subadvisory Agreement by and between USAA Life Investment Trust and MFS Investment Management with respect to the USAA Life World Growth Fund dated November 1, 2002.(6)
              5. Subadvisory Agreement by and between USAA Life Investment Trust and Wellington Management Company LLP with respect to the USAA Life Diversified Assets Fund dated November 1, 2002.(6)
              6. Subadvisory Agreement by and between USAA Life Investment Trust and Marsico Capital Management LLC with respect to the USAA Life Aggressive Growth Fund dated November 1, 2002.(6)
              7. Transfer Agent Agreement by and between USAA Life Investment Trust and USAA Life Insurance Company, dated December 15, 1994.(7)
              8. Letter Agreement by and between USAA Life Investment Trust and USAA Life Insurance Company, appointing USAA Life as the Transfer Agent and Dividend Disbursing Agent for Funds added to Trust, dated February 7, 1997.(7)
              9. Amendment to Transfer Agent Agreement by and between USAA Life Investment Trust and USAA Life Insurance Company, to encompass variable universal life insurance, dated February 18, 1998.(7)
              10. Amended and Restated Distribution and Administration Agreement by and between USAA Life Insurance Company and USAA Investment Management Company, dated December 16, 1994, and amended and restated, to encompass variable universal life insurance, March 30, 1998.(2)

       J.     None.

       K.
              1. Opinion and Consent of Mark S. Howard, Senior Vice President, Secretary and Counsel, USAA Life Insurance Company, as to the legality of the Policy interests being registered. (Filed Herewith)

       L.     Not applicable.

       M.     Not applicable.

       N.     Other Opinions.

              1.     Power of Attorney for Robert G. Davis.(1)

                                VUL Part C -- 6

              2.     Powers of Attorney for Josue Robles, Jr.(3)
              3.     Powers of Attorney for Russell A. Evenson.(4)
              4. Powers of Attorney for Steven A. Bennett, Kristi A. Matus, and.(11)

       O.     None.

       P.     Not applicable.

       Q.     Not applicable.

       R. Persons Controlled by or Under Common Control with the Depositor or Registrant.

------------------

(1) Previously filed on January 30, 1998, with the initial filing of this Registration Statement.

(2) Previously filed on May 15, 1998, with the Pre-Effective Amendment to Registrant's Form S-6 Registration Statement.

(3) Previously filed on April 27, 2000, with the Post-Effective Amendment No. 3 to Registrant's Form S-6 Registration Statement.

(4) Previously filed on March 1, 2002, with the Post-Effective Amendment No. 5 to Registrant's Form S-6 Registration Statement.

(5) Previously filed on February 26, 1999, with the Post-Effective Amendment No. 1 to Registrant's Form S-6 Registration Statement.

(6) Incorporated herein by reference to Post-Effective Amendment No. 11, filed on February 28, 2003, to the Form N-1A Registration Statement (File No. 33-82270) of USAA Life Investment Trust.

(7) Incorporated herein by reference to Post-Effective Amendment No. 6, filed on March 2, 1998, to the Form N-1A Registration Statement (File No. 33-82270) of USAA Life Investment Trust.

(8) Previously filed on March 20, 2003 with the Post Effective Amendment No. 7 under the 1933 Act and Amendment No. 2 under the 1940 Act to the N-6 Registration Statement (File Nos. 333-45343 and 811-08625) of USAA Life Investment Trust

(9) Previously filed on May 1, 2003, with the Post-Effective Amendment No. 8 to Registrant's Form N-6 Registration Statement

(10) Previously filed on April 20, 2004 with the Post Effective Amendment No. 9 to Registrant's Form N-6 Registration Statement

DIRECTORS AND OFFICERS OF THE DEPOSITOR
---------------------------------------

DIRECTORS. Set forth below are the Directors of USAA Life, the depositor of the Separate Account, who are engaged directly or indirectly in activities relating to the Registrant or the variable universal life policies offered by the Registrant, including each senior executive officer of USAA Life. The principal business address for all of the following Directors and officers of USAA Life is 9800 Fredericksburg Road, San Antonio, Texas 78288.


                                VUL Part C -- 7

NAME                          PRINCIPAL OCCUPATION
----                          --------------------
Robert G. Davis               Director and Chair
Kristi A. Matus               Director and Vice Chair
Russell A. Evenson            Director
Steven Alan Bennett           Director
Josue Robles, Jr.             Director


OFFICERS (OTHER THAN DIRECTORS).
--------------------------------
Set forth below are the officers of USAA Life, the depositor of the Separate Account, who are engaged directly or indirectly in activities relating to the Registrant or the variable universal life policies offered by the Registrant, including each senior executive officer of USAA Life. The principal business address of each person listed is same as the address of USAA Life, as shown on the cover page of this prospectus.

NAME                          POSITIONS & OFFICES WITH USAA LIFE:
----                          -----------------------------------
Kristi A. Matus               President and Chief Executive Officer
Lynda C. Cabell               Senior Vice President and Assistant Treasurer
Russell A. Evenson            Senior Vice President
David M. Holmes               Senior Vice President and Treasurer
Mark S. Howard                Senior Vice President and Secretary
Sharon L. Kaminsky            Senior Vice President
Mark S. Rapp                  Senior Vice President
Amy D. Cannefax               Vice President
Pattie S. McWilliams          Vice President
W. James Nabholz III          Vice President and Assistant Secretary
Allen R. Pierce, Jr.          Vice President
Phillip N. Beyer              Assistant Vice President
Brenda E. Davis               Assistant Vice President
Jeffrey G. Nordstrom          Assistant Vice President
Layne C. Roetzel              Assistant Vice President

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
------------------------------------------------------------------------------
Registrant is a Separate Account of USAA Life that invests exclusively in mutual funds. Registrant may be deemed to be a control person of one or more of these mutual funds to the extent that it beneficially owns more than 25% of the voting securities thereof. It also may be deemed to be under common control with companies affiliated with its depositor, USAA Life. For further information, please refer to the organizational list that is filed as Exhibit R hereto and incorporated by reference in response to this item.

INDEMNIFICATION
---------------

UNDERTAKING PURSUANT TO RULE 484(B)(1) UNDER THE SECURITIES ACT OF 1933

Rule 484(b)(1) under the Securities Act of 1933 requires a description of [a]ny provision or arrangement . . . whereby the registrant may indemnify a director, officer or controlling person of the registrant against liabilities arising under the [Securities] Act. Registrant, the Life Insurance Separate Account of USAA Life Insurance Company, does not, as a technical matter, have any directors or officers. Nevertheless, Registrant, pursuant to Section 13 of the Amended and Restated Distribution and Administration Agreement, may indemnify, albeit indirectly, directors and/or officers of its depositor, USAA Life Insurance Company (USAA Life), as follows. Section 13 of such Agreement provides that Registrant shall indemnify the employees of USAA Investment Management Company
(IMCO), Registrant's principal underwriter. To whatever extent any director or officer of USAA Life may be deemed to be an employee of IMCO, Registrant may be deemed to be permitted to indemnify such person pursuant to such Agreement, which is filed as Exhibit 1.(3)(a) to this Registration Statement and is herein incorporated by reference.

Additionally, there are certain other provisions or arrangements whereby USAA Life, and/or certain of its affiliated persons, may be indemnified by parties or entities other than Registrant. Such provisions or arrangements are incorporated herein by reference, as follows: to Article IX of the By-Laws of USAA Life, filed as Exhibit 1.6(b) to this Registration Statement; to Section 9 of the Amended and Restated Underwriting and Administrative Services Agreement, filed


                                VUL Part C -- 8
as Exhibit 1.(8)(a) to this Registration Statement; to Section 12 of the Transfer Agent Agreement, as amended, filed as Exhibit 1.(8)(c) to this Registration Statement; to Section 5(b) of the Amended Participation Agreement, filed as Exhibit 1.8(d)(i) of this Registration Statement; to Section 6(b) of the Amended Reimbursement Agreement, filed as Exhibit 1.8(d)(iii) to this Registration Statement; to Section 12.2 of the Amended Participation Agreement, filed as Exhibit 1.8(e)(i) to this Registration Statement; to the Amended Expense Allocation Agreement, filed as Exhibit 1.8(e)(ii) to this Registration Statement; to Section 7 of the Participation Agreement, filed as Exhibit 1.8(f) to this Registration Statement; and to Section 8 of the Participation Agreement filed as Exhibit 1.8(g) to this Registration Statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

PRINCIPAL UNDERWRITERS
----------------------
   (a) Other Activity. USAA Investment Management Company (USAA IMCO) is the principal underwriter for the Contracts. USAA IMCO also serves as the investment adviser and principal underwriter to USAA Life Investment Trust, USAA Investment Trust, USAA State Tax-Free Trust, USAA Mutual Fund, Inc., and USAA Tax Exempt Fund, Inc.
   (b) Management. Set forth below are the Directors and Officers of USAA IMCO who are engaged directly or indirectly in activities relating to the Registrant or the Contracts offered by the Registrant, including each senior executive officer of USAA IMCO. The principal business address for all of the following Directors and Officers of USAA IMCO is 9800 Fredericksburg Road, San Antonio, Texas 78288.

   Directors with Positions and Offices with USAA IMCO:


      Christopher W. Claus          Director and Chair
      Terri L. Lueusmann            Director

   Officers with Positions with USAA IMCO:

      Christopher W. Claus          Director and Chair
      Clifford A. Gladson           Senior Vice President
      David M. Holmes               Senior Vice President and Treasurer
      Mark S. Howard                Senior Vice President and Secretary
      Terri L. Luensmann            Senior Vice President
      Mark S. Rapp                  Senior Vice President
      Eileen M. Smiley              Vice President and  Assistant Secretary
      Stuart H. Wester              Vice President
      David H. Smith          Assistant Vice President and  Compliance


   (c) Compensation from Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year: NONE

LOCATION OF ACCOUNTS AND RECORDS
--------------------------------
The accounts and records of Registrant are located at the offices of its depositor, USAA Life, located at 9800 Fredericksburg Road, San Antonio, Texas, 78288; the offices of the principal underwriter of the Policies, USAA IMCO, are located at 9800 Fredericksburg Road, San Antonio, Texas, 78288.

                                VUL Part C -- 9

FEE REPRESENTATIONS
-------------------

REPRESENTATION REGARDING THE REASONABLENESS OF AGGREGATE FEES AND CHARGES DEDUCTED UNDER THE POLICIES PURSUANT TO SECTION 26(E)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

USAA Life Insurance Company (USAA Life) represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company under the Policies. USAA Life bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for USAA Life to earn a profit; the degree to which the Policies include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Policies sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Policies or prospectus, or otherwise.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Life Insurance Separate Account of USAA Life Insurance Company, certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of this amended Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of San Antonio, and State of Texas, on this 24 day of February , 2005.

                               Signature:  Life Insurance Separate Account of
                                           USAA Life Insurance Company
                                           (Registrant)

                               By:         USAA Life Insurance Company
                                           (Depositor)
                                           (On behalf of Registrant and itself)

                               By:         /s/ Kristi A. Matus
                                           ------------------------------
                                           Kristi A. Matus
                                           President and Chief Executive Officer


Attest:  /s/  Mark S. Howard
         --------------------
         Mark S. Howard
         Senior Vice President, Secretary and Counsel



                                VUL Part C -- 10

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(NAME)                             (TITLE)                        (DATE)


------------------------
Robert G. Davis               Chair


/s/ Kristi A. Matus
------------------------
Kristi A. Matus               Vice Chair, President and       February 24, 2005
                              Chief Executive Officer


/s/ Russell A. Evenson
------------------------
Russell A. Evenson            Director                        February 24, 2005


/s/ David M. Holmes
------------------------
David M. Holmes               Treasurer                       February 24, 2005


/s/ Steven A. Bennett
------------------------
Steven A. Bennett             Director                        February 24, 2005


/s/ Josue Robles, Jr.
------------------------
Josue Robles, Jr.             Director                        February 24, 2005



                                VUL Part C -- 11

                                  EXHIBIT INDEX


EXHIBITS
--------

1.       Bylaws, USAA Life Insurance Company, as Amended, April 20, 2004

2. Opinion & Consent of Counsel as to the Legality of the Policy Interests being Registered

3.       Persons controlled By or Under Common Control with the Depositor or
         Registrant



                                VUL Part C -- 12